United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2020

Date of reporting period: July 31, 2020

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 57.62%
Communication Services - 3.51%
Interactive Media & Services - 0.56%
Alphabet, Inc., Class AA	690	$1,026,686

Media - 2.42%
Comcast Corp., Class A	47,258	2,022,642
Discovery, Inc., Class CA	33,899	642,386
Interpublic Group of Cos., Inc.	15,300	276,165
News Corp., Class A	69,900	889,128
Omnicom Group, Inc.	4,386	235,660
ViacomCBS, Inc., Class B	13,152	342,873

		4,408,854

Wireless Telecommunication Services - 0.53%
Vodafone Group PLC, Sponsored ADR	63,432	964,166

Total Communication Services		6,399,706

Consumer Discretionary - 5.59%
Auto Components - 0.81%
Adient PLCA	8,332	138,644
Goodyear Tire & Rubber Co.	29,659	267,228
Magna International, Inc.	23,104	1,066,712

		1,472,584

Automobiles - 0.96%
General Motors Co.	54,842	1,365,018
Harley-Davidson, Inc.	15,141	394,120

		1,759,138

Hotels, Restaurants & Leisure - 0.69%
Aramark	59,764	1,262,216

Household Durables - 0.66%
Lennar Corp., Class A	16,717	1,209,475

Internet & Direct Marketing Retail - 0.29%
Booking Holdings, Inc.A	320	531,881

Multiline Retail - 0.29%
Dollar General Corp.	2,753	524,171

Specialty Retail - 1.89%
Advance Auto Parts, Inc.	10,956	1,644,934
Lowe’s Cos., Inc.	12,059	1,795,705

		3,440,639

Total Consumer Discretionary		10,200,104

Consumer Staples - 1.39%
Beverages - 0.64%
Coca-Cola European Partners PLC	28,165	1,159,553

Food Products - 0.20%
Mondelez International, Inc., Class A	6,700	371,783

Personal Products - 0.55%
Unilever PLC, Sponsored ADRB	16,600	1,003,968

Total Consumer Staples		2,535,304

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 57.62% (continued)
Energy - 4.71%
Energy Equipment & Services - 0.91%
Halliburton Co.	42,000	$601,860
National Oilwell Varco, Inc.	63,600	732,036
Schlumberger Ltd.	18,400	333,776

		1,667,672

Oil, Gas & Consumable Fuels - 3.80%
Apache Corp.	49,114	753,900
Chevron Corp.	11,117	933,161
Hess Corp.	32,234	1,586,235
Marathon Oil Corp.	75,531	414,665
Marathon Petroleum Corp.	12,431	474,864
Murphy Oil Corp.B	13,800	182,298
Phillips 66	21,645	1,342,423
Royal Dutch Shell PLC, Class A, Sponsored ADRB	25,935	773,122
Valero Energy Corp.	8,546	480,542

		6,941,210

Total Energy		8,608,882

Financials - 15.41%
Banks - 6.15%
Bank of America Corp.	50,898	1,266,342
CIT Group, Inc.	7,150	135,635
Citigroup, Inc.	54,119	2,706,491
Citizens Financial Group, Inc.	35,068	870,037
Fifth Third Bancorp	19,200	381,312
JPMorgan Chase & Co.	16,551	1,599,489
PNC Financial Services Group, Inc.	4,900	522,683
US Bancorp	35,583	1,310,878
Wells Fargo & Co.	100,176	2,430,270

		11,223,137

Capital Markets - 2.73%
Bank of New York Mellon Corp.	25,788	924,500
Goldman Sachs Group, Inc.	13,252	2,623,366
Morgan Stanley	7,537	368,408
Northern Trust Corp.	10,252	803,244
State Street Corp.	4,206	268,301

		4,987,819

Consumer Finance - 1.09%
American Express Co.	6,682	623,564
Discover Financial Services	11,100	548,673
Navient Corp.	52,465	417,622
SLM Corp.	59,916	405,631

		1,995,490

Diversified Financial Services - 0.58%
Berkshire Hathaway, Inc., Class BA	1,786	349,663
Equitable Holdings, Inc.	34,800	712,008

		1,061,671

Insurance - 4.35%
American International Group, Inc.	122,044	3,922,494
Chubb Ltd.	10,279	1,307,900
Hartford Financial Services Group, Inc.	16,300	689,816
Travelers Cos., Inc.	7,557	864,672

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 57.62% (continued)
Financials - 15.41% (continued)
Insurance - 4.35% (continued)
Willis Towers Watson PLC	5,561	$1,167,866

		7,952,748

Thrifts & Mortgage Finance - 0.51%
New York Community Bancorp, Inc.	87,693	923,408

Total Financials		28,144,273

Health Care - 5.83%
Biotechnology - 0.15%
Biogen, Inc.A	972	266,999

Health Care Equipment & Supplies - 1.59%
Medtronic PLC	23,099	2,228,591
Zimmer Biomet Holdings, Inc.	5,032	678,616

		2,907,207

Health Care Providers & Services - 3.43%
Anthem, Inc.	8,484	2,322,919
Centene Corp.A	5,600	365,400
CVS Health Corp.	19,336	1,217,008
Humana, Inc.	900	353,205
UnitedHealth Group, Inc.	6,641	2,010,762

		6,269,294

Pharmaceuticals - 0.66%
GlaxoSmithKline PLC, Sponsored ADR	18,743	755,718
Sanofi, ADR	8,503	445,982

		1,201,700

Total Health Care		10,645,200

Industrials - 8.72%
Aerospace & Defense - 1.33%
Boeing Co.	900	142,200
Embraer S.A., Sponsored ADRA	10,324	59,673
General Dynamics Corp.	8,582	1,259,323
Raytheon Technologies Corp.	17,084	968,321

		2,429,517

Air Freight & Logistics - 0.68%
FedEx Corp.	7,400	1,246,160

Construction & Engineering - 0.83%
AECOMA	21,547	779,786
Fluor Corp.	16,800	171,192
Quanta Services, Inc.	14,255	569,772

		1,520,750

Electrical Equipment - 0.29%
Emerson Electric Co.	8,346	517,536

Industrial Conglomerates - 1.28%
General Electric Co.	384,000	2,330,880

Machinery - 3.66%
CNH Industrial N.V.A	115,680	785,467
Cummins, Inc.	6,672	1,289,431
Deere & Co.	7,142	1,259,206
PACCAR, Inc.	4,439	377,670
Stanley Black & Decker, Inc.	13,223	2,027,350

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 57.62% (continued)
Industrials - 8.72% (continued)
Machinery - 3.66% (continued)
Westinghouse Air Brake Technologies Corp.	15,252	$948,522

		6,687,646

Road & Rail - 0.65%
JB Hunt Transport Services, Inc.	9,141	1,182,845

Total Industrials		15,915,334

Information Technology - 7.28%
Communications Equipment - 0.46%
Telefonaktiebolaget LM Ericsson, Sponsored ADRB	73,120	844,536

Electronic Equipment, Instruments & Components - 1.15%
Corning, Inc.	42,295	1,311,145
TE Connectivity Ltd.	8,758	780,075

		2,091,220

IT Services - 0.63%
Cognizant Technology Solutions Corp., Class A	16,935	1,156,999

Semiconductors & Semiconductor Equipment - 2.46%
Broadcom, Inc.	5,304	1,680,042
QUALCOMM, Inc.	12,358	1,305,128
Texas Instruments, Inc.	11,781	1,502,667

		4,487,837

Software - 2.09%
Microsoft Corp.	8,745	1,792,813
Oracle Corp.	34,492	1,912,581
Teradata Corp.A	5,318	111,678

		3,817,072

Technology Hardware, Storage & Peripherals - 0.49%
Hewlett Packard Enterprise Co.	91,308	901,210

Total Information Technology		13,298,874

Materials - 2.05%
Chemicals - 1.71%
Air Products and Chemicals, Inc.	4,206	1,205,566
Corteva, Inc.A	36,454	1,041,126
DuPont de Nemours, Inc.	11,290	603,789
PPG Industries, Inc.	2,500	269,125

		3,119,606

Containers & Packaging - 0.34%
International Paper Co.	17,925	623,611

Total Materials		3,743,217

Real Estate - 0.85%
Equity Real Estate Investment Trusts (REITs) - 0.85%
MGM Growth Properties LLC, Class A	56,614	1,547,827

Utilities - 2.28%
Electric Utilities - 2.28%
Edison International	19,262	1,072,316
Entergy Corp.	4,787	503,257
Exelon Corp.	31,328	1,209,574
PPL Corp.	39,047	1,039,431

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 57.62% (continued)
Utilities - 2.28% (continued)
Electric Utilities - 2.28% (continued)
Southern Co.	6,243	$340,930

		4,165,508

Total Utilities		4,165,508

Total Common Stocks (Cost $109,861,232)		105,204,229

	Principal Amount
CORPORATE OBLIGATIONS - 16.25%
Basic Materials - 0.20%
Chemicals - 0.09%
Dow Chemical Co., 3.500%, Due 10/1/2024	$81,000	88,700
EI du Pont de Nemours and Co., 1.700%, Due 7/15/2025	70,000	73,180

		161,880

Iron/Steel - 0.11%
Nucor Corp.,
4.125%, Due 9/15/2022	57,000	60,875
4.000%, Due 8/1/2023	55,000	59,931
Steel Dynamics, Inc., 3.250%, Due 1/15/2031	80,000	87,405

		208,211

Total Basic Materials		370,091

Communications - 1.74%
Internet - 0.29%
Amazon.com, Inc.,
0.800%, Due 6/3/2025	350,000	355,168
3.875%, Due 8/22/2037	135,000	175,324

		530,492

Media - 0.76%
Charter Communications Operating LLC / Charter Communications Operating Capital,
3.750%, Due 2/15/2028	70,000	78,489
2.800%, Due 4/1/2031	80,000	83,938
Comcast Corp.,
3.150%, Due 3/1/2026	74,000	83,518
3.400%, Due 4/1/2030	80,000	93,858
1.950%, Due 1/15/2031	75,000	78,353
4.600%, Due 10/15/2038	80,000	108,217
6.550%, Due 7/1/2039	217,000	351,829
Fox Corp., 5.476%, Due 1/25/2039	80,000	110,549
ViacomCBS, Inc., 3.375%, Due 3/1/2022	337,000	348,849
Walt Disney Co., 6.400%, Due 12/15/2035	35,000	53,926

		1,391,526

Telecommunications - 0.69%
AT&T, Inc.,
3.400%, Due 5/15/2025	319,000	354,838
2.250%, Due 2/1/2032	65,000	66,582
5.350%, Due 9/1/2040	40,000	52,909
T-Mobile USA, Inc.,
3.750%, Due 4/15/2027C	110,000	124,609
3.875%, Due 4/15/2030C	125,000	143,156
Verizon Communications, Inc.,
2.625%, Due 8/15/2026	120,000	132,620

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 16.25% (continued)
Communications - 1.74% (continued)
Telecommunications - 0.69% (continued)
Verizon Communications, Inc. (continued)
4.329%, Due 9/21/2028	$180,000	$222,219
3.150%, Due 3/22/2030	80,000	91,831
4.500%, Due 8/10/2033	50,000	65,135

		1,253,899

Total Communications		3,175,917

Consumer, Cyclical - 1.53%
Airlines - 0.04%
American Airlines Pass Through Trust, 3.150%, Due 8/15/2033, Series AA	83,691	78,062

Apparel - 0.06%
NIKE, Inc., 3.375%, Due 3/27/2050	30,000	36,426
VF Corp., 2.050%, Due 4/23/2022	75,000	76,963

		113,389

Auto Manufacturers - 0.36%
General Motors Financial Co., Inc., 3.150%, Due 6/30/2022	120,000	123,321
Toyota Motor Credit Corp., 1.800%, Due 2/13/2025	500,000	523,340

		646,661

Auto Parts & Equipment - 0.05%
Aptiv Corp., 4.150%, Due 3/15/2024	80,000	88,190

Home Furnishings - 0.04%
Whirlpool Corp., 4.600%, Due 5/15/2050	60,000	75,200

Retail - 0.98%
Dollar General Corp., 4.125%, Due 5/1/2028	40,000	47,868
Dollar Tree, Inc., 3.700%, Due 5/15/2023	80,000	86,137
Home Depot, Inc.,
2.950%, Due 6/15/2029	500,000	574,133
3.300%, Due 4/15/2040	50,000	59,873
Lowe’s Cos., Inc., 2.500%, Due 4/15/2026	105,000	114,124
McDonald’s Corp., 3.700%, Due 1/30/2026	113,000	129,512
O’Reilly Automotive, Inc., 4.350%, Due 6/1/2028	95,000	113,508
Starbucks Corp., 4.000%, Due 11/15/2028	85,000	101,379
Target Corp., 2.250%, Due 4/15/2025	115,000	123,777
Walmart, Inc.,
2.375%, Due 9/24/2029	150,000	167,254
7.550%, Due 2/15/2030	169,000	265,004

		1,782,569

Total Consumer, Cyclical		2,784,071

Consumer, Non-Cyclical - 1.73%
Agriculture - 0.11%
Altria Group, Inc., 4.750%, Due 5/5/2021	145,000	149,876
Cargill, Inc., 1.375%, Due 7/23/2023C	50,000	51,152

		201,028

Beverages - 0.06%
Coca-Cola Co., 2.600%, Due 6/1/2050	105,000	112,444

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 16.25% (continued)
Consumer, Non-Cyclical - 1.73% (continued)
Biotechnology - 0.05%
Amgen, Inc., 4.400%, Due 5/1/2045	$65,000	$87,690

Commercial Services - 0.07%
Moody’s Corp., 4.875%, Due 12/17/2048	40,000	55,679
S&P Global, Inc., 4.400%, Due 2/15/2026	65,000	77,341

		133,020

Food - 0.05%
Mondelez International, Inc., 2.125%, Due 4/13/2023	80,000	83,310

Health Care - Products - 0.30%
Abbott Laboratories, 1.150%, Due 1/30/2028	95,000	97,415
Medtronic, Inc., 3.500%, Due 3/15/2025	313,000	353,815
Zimmer Biomet Holdings, Inc., 3.550%, Due 4/1/2025	95,000	105,081

		556,311

Health Care - Services - 0.26%
Anthem, Inc., 3.125%, Due 5/15/2050	80,000	88,593
Children’s Health System of Texas, 2.511%, Due 8/15/2050	65,000	66,728
HCA, Inc., 4.125%, Due 6/15/2029	55,000	64,375
Health Care Service Corp., 3.200%, Due 6/1/2050C	40,000	43,960
Humana, Inc., 3.150%, Due 12/1/2022	80,000	84,417
Kaiser Foundation Hospitals, 4.150%, Due 5/1/2047	30,000	40,458
UnitedHealth Group, Inc., 2.750%, Due 5/15/2040	75,000	84,100

		472,631

Household Products/Wares - 0.05%
Procter & Gamble Co., 3.550%, Due 3/25/2040	65,000	83,405

Pharmaceuticals - 0.78%
AbbVie, Inc.,
3.200%, Due 5/14/2026	80,000	89,298
4.450%, Due 5/14/2046	60,000	76,808
Bristol-Myers Squibb Co., 3.400%, Due 7/26/2029	665,000	783,062
Cigna Corp., 4.125%, Due 11/15/2025	65,000	75,318
CVS Health Corp.,
3.700%, Due 3/9/2023	55,000	59,172
4.100%, Due 3/25/2025	45,000	51,151
5.050%, Due 3/25/2048	45,000	61,987
Shire Acquisitions Investments Ireland DAC, 2.875%, Due 9/23/2023	80,000	85,231
Upjohn, Inc., 3.850%, Due 6/22/2040C	45,000	51,173
Zoetis, Inc., 3.000%, Due 9/12/2027	80,000	90,028

		1,423,228

Total Consumer, Non-Cyclical		3,153,067

Energy - 0.69%
Oil & Gas - 0.28%
BP Capital Markets America, Inc.,
3.796%, Due 9/21/2025	45,000	51,191
3.000%, Due 2/24/2050	40,000	43,090
Concho Resources, Inc., 4.300%, Due 8/15/2028	80,000	90,680
Diamondback Energy, Inc., 2.875%, Due 12/1/2024	70,000	71,154
EOG Resources, Inc., 4.375%, Due 4/15/2030	40,000	48,691
Marathon Petroleum Corp.,
4.500%, Due 5/1/2023	80,000	86,690
5.125%, Due 12/15/2026	60,000	70,919

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 16.25% (continued)
Energy - 0.69% (continued)
Oil & Gas - 0.28% (continued)
Valero Energy Corp., 2.700%, Due 4/15/2023	$45,000	$46,889

		509,304

Pipelines - 0.41%
Columbia Pipeline Group, Inc., 4.500%, Due 6/1/2025	81,000	94,407
Energy Transfer Operating LP, 3.750%, Due 5/15/2030	20,000	19,780
Enterprise Products Operating LLC, 6.125%, Due 10/15/2039	60,000	80,068
MPLX LP,
4.125%, Due 3/1/2027	60,000	65,475
5.200%, Due 3/1/2047	31,000	34,963
ONEOK, Inc., 4.550%, Due 7/15/2028	90,000	94,377
Phillips 66 Partners LP,
3.550%, Due 10/1/2026	33,000	35,773
3.750%, Due 3/1/2028	55,000	58,328
Sabine Pass Liquefaction LLC,
5.625%, Due 4/15/2023	75,000	82,655
5.625%, Due 3/1/2025	45,000	52,224
Spectra Energy Partners LP, 3.375%, Due 10/15/2026	43,000	47,424
Sunoco Logistics Partners Operations LP, 4.250%, Due 4/1/2024	38,000	40,149
Williams Cos., Inc., 3.500%, Due 11/15/2030	35,000	38,696

		744,319

Total Energy		1,253,623

Financial - 5.33%
Banks - 3.23%
Bank of America Corp.,
4.125%, Due 1/22/2024	193,000	215,363
2.456%, Due 10/22/2025, (3-mo. USD LIBOR + 0.870%)D	155,000	164,485
6.110%, Due 1/29/2037	176,000	256,164
5.000%, Due 1/21/2044	190,000	273,731
Bank of New York Mellon Corp., 3.250%, Due 5/16/2027	125,000	143,836
Citigroup, Inc.,
3.887%, Due 1/10/2028, (3-mo. USD LIBOR + 1.563%)D	235,000	268,565
4.412%, Due 3/31/2031, (SOFR + 3.914%)D	35,000	42,655
5.875%, Due 1/30/2042	145,000	224,324
Fifth Third Bank, 2.250%, Due 2/1/2027	500,000	533,992
Goldman Sachs Group, Inc.,
5.750%, Due 1/24/2022	385,000	414,254
2.908%, Due 6/5/2023, (3-mo. USD LIBOR + 1.053%)D	155,000	161,061
3.500%, Due 1/23/2025	80,000	87,967
3.272%, Due 9/29/2025, (3-mo. USD LIBOR + 1.201%)D	55,000	60,003
JPMorgan Chase & Co.,
3.625%, Due 5/13/2024	434,000	481,704
2.301%, Due 10/15/2025, (SOFR + 1.160%)D	195,000	206,321
3.782%, Due 2/1/2028, (3-mo. USD LIBOR + 1.337%)D	120,000	137,799
3.882%, Due 7/24/2038, (3-mo. USD LIBOR + 1.360%)D	105,000	130,846
5.500%, Due 10/15/2040	313,000	468,808
Morgan Stanley,
3.700%, Due 10/23/2024	155,000	173,202
3.591%, Due 7/22/2028, (3-mo. USD LIBOR + 1.340%)D	125,000	142,951
PNC Financial Services Group, Inc.,
3.500%, Due 1/23/2024	110,000	120,758
2.550%, Due 1/22/2030	500,000	553,347
State Street Corp., 2.354%, Due 11/1/2025, (SOFR + 0.940%)D	100,000	107,247
US Bancorp,
2.400%, Due 7/30/2024	155,000	165,833

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 16.25% (continued)
Financial - 5.33% (continued)
Banks - 3.23% (continued)
US Bancorp (continued)
1.375%, Due 7/22/2030	$85,000	$86,092
Wells Fargo & Co.,
2.572%, Due 2/11/2031, (3-mo. USD LIBOR + 1.000%)D	175,000	185,637
4.750%, Due 12/7/2046	75,000	98,314

		5,905,259

Diversified Financial Services - 0.71%
American Express Co.,
1.141%, Due 11/5/2021, (3-mo. USD LIBOR + 0.600%)D	420,000	422,182
3.400%, Due 2/27/2023	95,000	101,835
4.200%, Due 11/6/2025	105,000	123,481
BlackRock, Inc., 1.900%, Due 1/28/2031	80,000	84,881
CBOE Global Markets, Inc., 3.650%, Due 1/12/2027	75,000	86,327
Charles Schwab Corp., 3.250%, Due 5/22/2029	65,000	75,101
Mastercard, Inc.,
3.300%, Due 3/26/2027	60,000	69,178
3.350%, Due 3/26/2030	75,000	89,634
Nasdaq, Inc., 3.250%, Due 4/28/2050	40,000	45,930
Raymond James Financial, Inc., 3.625%, Due 9/15/2026	75,000	84,631
Visa, Inc., 3.150%, Due 12/14/2025	105,000	118,439

		1,301,619

Insurance - 0.86%
American International Group, Inc., 4.875%, Due 6/1/2022	289,000	312,091
Chubb INA Holdings, Inc., 3.350%, Due 5/3/2026	65,000	74,656
CNA Financial Corp., 3.900%, Due 5/1/2029	55,000	62,788
Liberty Mutual Group, Inc.,
4.250%, Due 6/15/2023C	30,000	32,934
4.569%, Due 2/1/2029C	38,000	46,274
MetLife, Inc.,
6.375%, Due 6/15/2034	169,000	264,882
4.721%, Due 12/15/2044	193,000	264,140
Prudential Financial, Inc., 4.600%, Due 5/15/2044	313,000	409,278
Trinity Acquisition PLC, 4.400%, Due 3/15/2026	52,000	60,418
Willis North America, Inc., 3.600%, Due 5/15/2024	30,000	32,754

		1,560,215

REITS - 0.53%
Alexandria Real Estate Equities, Inc., 1.875%, Due 2/1/2033	65,000	65,250
American Tower Corp., 2.100%, Due 6/15/2030	80,000	83,205
Camden Property Trust, 3.150%, Due 7/1/2029	70,000	79,479
Crown Castle International Corp., 3.700%, Due 6/15/2026	80,000	91,403
Digital Realty Trust LP, 3.700%, Due 8/15/2027	75,000	86,524
ERP Operating LP, 3.000%, Due 4/15/2023	47,000	49,642
Healthpeak Properties, Inc., 3.250%, Due 7/15/2026	60,000	66,907
Public Storage, 2.370%, Due 9/15/2022	95,000	98,814
Simon Property Group LP, 3.375%, Due 10/1/2024	313,000	339,398

		960,622

Total Financial		9,727,715

Industrial - 1.73%
Aerospace/Defense - 0.41%
General Dynamics Corp., 3.500%, Due 5/15/2025	140,000	158,341

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 16.25% (continued)
Industrial - 1.73% (continued)
Aerospace/Defense - 0.41% (continued)
Lockheed Martin Corp., 2.800%, Due 6/15/2050	$30,000	$33,823
Northrop Grumman Corp., 3.850%, Due 4/15/2045	115,000	143,513
Raytheon Technologies Corp.,
4.125%, Due 11/16/2028	75,000	90,118
6.125%, Due 7/15/2038	217,000	330,636

		756,431

Building Materials - 0.11%
Carrier Global Corp., 2.242%, Due 2/15/2025C	85,000	88,789
Vulcan Materials Co., 3.500%, Due 6/1/2030	95,000	106,667

		195,456

Electrical Components & Equipment - 0.03%
Emerson Electric Co., 1.800%, Due 10/15/2027	60,000	63,946

Electronics - 0.09%
Agilent Technologies, Inc., 2.100%, Due 6/4/2030	80,000	83,487
Allegion PLC, 3.500%, Due 10/1/2029	80,000	87,214

		170,701

Environmental Control - 0.05%
Republic Services, Inc., 2.500%, Due 8/15/2024	90,000	96,465

Machinery - Construction & Mining - 0.02%
Caterpillar, Inc., 2.600%, Due 4/9/2030	30,000	33,553

Machinery - Diversified - 0.33%
Deere & Co., 3.750%, Due 4/15/2050	35,000	45,590
John Deere Capital Corp., 2.450%, Due 1/9/2030	500,000	553,454

		599,044

Metal Fabricate/Hardware - 0.06%
Precision Castparts Corp., 3.250%, Due 6/15/2025	90,000	100,780

Miscellaneous Manufacturing - 0.09%
General Electric Co.,
3.450%, Due 5/15/2024	65,000	69,804
3.450%, Due 5/1/2027	95,000	99,921

		169,725

Transportation - 0.54%
Burlington Northern Santa Fe LLC,
3.650%, Due 9/1/2025	55,000	63,003
5.750%, Due 5/1/2040	202,000	304,236
CSX Corp., 5.500%, Due 4/15/2041	157,000	225,636
FedEx Corp., 3.800%, Due 5/15/2025	75,000	84,748
Norfolk Southern Corp., 2.900%, Due 6/15/2026	75,000	83,802
Union Pacific Corp., 4.100%, Due 9/15/2067	100,000	129,931
United Parcel Service, Inc., 3.400%, Due 3/15/2029	75,000	88,860

		980,216

Total Industrial		3,166,317

Technology - 1.54%
Computers - 1.07%
Apple, Inc.,
2.850%, Due 5/11/2024	85,000	91,956

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 16.25% (continued)
Technology - 1.54% (continued)
Computers - 1.07% (continued)
Apple, Inc. (continued)
2.200%, Due 9/11/2029	$300,000	$327,497
Dell International LLC / EMC Corp., 4.420%, Due 6/15/2021C	83,000	85,289
Hewlett Packard Enterprise Co., 6.350%, Due 10/15/2045	500,000	639,055
HP, Inc., 4.050%, Due 9/15/2022	145,000	154,978
International Business Machines Corp., 4.250%, Due 5/15/2049	500,000	659,588

		1,958,363

Semiconductors - 0.26%
Analog Devices, Inc., 3.900%, Due 12/15/2025	65,000	74,873
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, Due 1/15/2025	85,000	91,374
Broadcom, Inc., 3.150%, Due 11/15/2025C	85,000	91,667
Intel Corp., 2.450%, Due 11/15/2029	30,000	33,117
Lam Research Corp.,
3.750%, Due 3/15/2026	40,000	46,275
1.900%, Due 6/15/2030	75,000	79,475
QUALCOMM, Inc., 2.900%, Due 5/20/2024	55,000	59,532

		476,313

Software - 0.21%
Broadridge Financial Solutions, Inc., 3.400%, Due 6/27/2026	55,000	61,434
Fiserv, Inc., 3.200%, Due 7/1/2026	80,000	90,166
Microsoft Corp., 2.525%, Due 6/1/2050	70,000	76,840
Oracle Corp., 4.300%, Due 7/8/2034	122,000	156,499

		384,939

Total Technology		2,819,615

Utilities - 1.76%
Electric - 1.54%
Appalachian Power Co., 4.500%, Due 3/1/2049, Series Y	45,000	59,254
Berkshire Hathaway Energy Co., 6.125%, Due 4/1/2036	277,000	420,148
Consolidated Edison Co. of New York, Inc.,
5.500%, Due 12/1/2039, Series 09-C	169,000	244,863
4.625%, Due 12/1/2054	50,000	69,376
Consumers Energy Co., 2.500%, Due 5/1/2060	80,000	85,133
Delmarva Power & Light Co., 3.500%, Due 11/15/2023	71,000	77,466
Dominion Energy, Inc., 3.375%, Due 4/1/2030, Series C	80,000	92,455
Duke Energy Corp., 3.750%, Due 4/15/2024	90,000	99,568
Duke Energy Progress LLC, 4.150%, Due 12/1/2044	100,000	132,560
Edison International, 4.950%, Due 4/15/2025	65,000	72,302
Entergy Corp., 2.800%, Due 6/15/2030	45,000	49,680
Entergy Louisiana LLC, 4.000%, Due 3/15/2033	62,000	78,922
Exelon Corp., 4.050%, Due 4/15/2030	80,000	95,974
FirstEnergy Corp., 1.600%, Due 1/15/2026, Series A	65,000	64,043
Florida Power & Light Co., 3.950%, Due 3/1/2048	50,000	68,708
Georgia Power Co., 2.100%, Due 7/30/2023, Series A	55,000	57,365
Kentucky Utilities Co., 3.300%, Due 6/1/2050	75,000	88,530
MidAmerican Energy Co., 3.100%, Due 5/1/2027	85,000	96,633
National Rural Utilities Cooperative Finance Corp.,
2.950%, Due 2/7/2024	75,000	80,618
4.300%, Due 3/15/2049	65,000	89,776
NextEra Energy Capital Holdings, Inc., 2.750%, Due 5/1/2025	65,000	71,107
Northern States Power Co., 2.600%, Due 6/1/2051	70,000	76,983
Ohio Power Co., 2.600%, Due 4/1/2030, Series P	75,000	82,725

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 16.25% (continued)
Utilities - 1.76% (continued)
Electric - 1.54% (continued)
Southern Power Co., 4.150%, Due 12/1/2025	$69,000	$80,504
Southwestern Electric Power Co., 3.550%, Due 2/15/2022	289,000	298,857
WEC Energy Group, Inc., 3.550%, Due 6/15/2025	79,000	88,583

		2,822,133

Gas - 0.22%
National Fuel Gas Co., 3.950%, Due 9/15/2027	105,000	105,171
NiSource, Inc.,
3.490%, Due 5/15/2027	45,000	51,543
3.950%, Due 3/30/2048	95,000	118,186
Southern California Gas Co., 2.550%, Due 2/1/2030	40,000	44,243
Southwest Gas Corp., 2.200%, Due 6/15/2030	70,000	75,326

		394,469

Total Utilities		3,216,602

Total Corporate Obligations (Cost $25,901,350)		29,667,018

FOREIGN CORPORATE OBLIGATIONS - 2.97%
Basic Materials - 0.07%
Chemicals - 0.04%
Nutrien Ltd., 4.000%, Due 12/15/2026	64,000	73,600

Mining - 0.03%
Teck Resources Ltd., 6.000%, Due 8/15/2040	45,000	49,593

Total Basic Materials		123,193

Communications - 1.12%
Internet - 0.19%
Alibaba Group Holding Ltd., 3.600%, Due 11/28/2024	313,000	346,566

Media - 0.20%
Thomson Reuters Corp.,
4.300%, Due 11/23/2023	145,000	159,551
3.850%, Due 9/29/2024	193,000	210,866

		370,417

Telecommunications - 0.73%
America Movil S.A.B. de C.V., 6.375%, Due 3/1/2035	169,000	253,189
Bell Canada, Inc., 4.464%, Due 4/1/2048	40,000	53,627
Deutsche Telekom International Finance B.V., 4.875%, Due 3/6/2042C	150,000	202,187
Rogers Communications, Inc., 3.625%, Due 12/15/2025	75,000	85,255
TELUS Corp., 2.800%, Due 2/16/2027	64,000	68,786
Vodafone Group PLC,
3.750%, Due 1/16/2024	80,000	87,846
6.150%, Due 2/27/2037	393,000	580,355

		1,331,245

Total Communications		2,048,228

Consumer, Non-Cyclical - 0.54%
Beverages - 0.49%
Anheuser-Busch InBev Worldwide, Inc.,
4.375%, Due 4/15/2038	30,000	36,086
5.450%, Due 1/23/2039	545,000	716,249
5.550%, Due 1/23/2049	55,000	77,309

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 2.97% (continued)
Consumer, Non-Cyclical - 0.54% (continued)
Beverages - 0.49% (continued)
Coca-Cola Femsa S.A.B. de C.V., 2.750%, Due 1/22/2030	$70,000	$76,014

		905,658

Commercial Services - 0.05%
RELX Capital, Inc.,
3.500%, Due 3/16/2023	40,000	42,855
3.000%, Due 5/22/2030	40,000	44,394

		87,249

Total Consumer, Non-Cyclical		992,907

Energy - 0.69%
Oil & Gas - 0.54%
Canadian Natural Resources Ltd.,
3.900%, Due 2/1/2025	45,000	49,029
6.250%, Due 3/15/2038	176,000	222,098
Saudi Arabian Oil Co., 4.375%, Due 4/16/2049C	500,000	627,289
Total Capital International S.A., 3.127%, Due 5/29/2050	70,000	78,816

		977,232

Pipelines - 0.15%
TransCanada PipeLines Ltd.,
3.750%, Due 10/16/2023	145,000	157,820
6.100%, Due 6/1/2040	82,000	117,426

		275,246

Total Energy		1,252,478

Financial - 0.36%
Banks - 0.36%
Bank of Montreal, 3.300%, Due 2/5/2024, Series E	75,000	81,905
HSBC Holdings PLC, 3.262%, Due 3/13/2023, (3-mo. USD LIBOR + 1.055%)D	88,000	91,292
Mitsubishi UFJ Financial Group, Inc., 2.623%, Due 7/18/2022	75,000	77,904
Royal Bank of Canada, 2.250%, Due 11/1/2024	150,000	159,963
Toronto-Dominion Bank, 3.250%, Due 3/11/2024	220,000	241,170

		652,234

Total Financial		652,234

Industrial - 0.19%
Aerospace/Defense - 0.19%
BAE Systems Holdings, Inc., 3.800%, Due 10/7/2024C	313,000	348,490

Total Industrial		348,490

Total Foreign Corporate Obligations (Cost $4,464,912)		5,417,530

ASSET-BACKED OBLIGATIONS - 1.01%
American Express Credit Account Master Trust, 3.060%, Due 2/15/2024, 2018 6 A	100,000	102,622
AmeriCredit Automobile Receivables Trust, 1.900%, Due 3/18/2022, 2017 3 A3	3,185	3,187
CNH Equipment Trust, 1.160%, Due 6/16/2025, 2020 A A3	105,000	106,456
Ford Credit Auto Lease Trust, 2.220%, Due 10/15/2022, 2019 B A3	165,000	167,424
GM Financial Automobile Leasing Trust, 2.980%, Due 12/20/2021, 2019 1 A3	75,000	75,677
GM Financial Consumer Automobile Receivables Trust,
1.840%, Due 9/16/2024, 2020 1 A3	130,000	133,182
1.490%, Due 12/16/2024, 2020 2 A3	45,000	45,935
Honda Auto Receivables Owner Trust, 2.830%, Due 3/20/2023, 2019 1 A3	105,000	107,860
John Deere Owner Trust, 3.080%, Due 11/15/2022, 2018 B A3	138,594	140,684

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Principal Amount	Fair Value
ASSET-BACKED OBLIGATIONS - 1.01% (continued)
Mercedes-Benz Auto Lease Trust, 2.000%, Due 10/17/2022, 2019 B A3	$105,000	$106,611
PSNH Funding LLC, 3.094%, Due 2/1/2026, 2018 1 A1	89,255	92,438
Toyota Auto Loan Extended Note Trust, 1.350%, Due 5/25/2033, 2020 1A AC	135,000	138,585
Toyota Auto Receivables Owner Trust,
1.920%, Due 1/16/2024, 2019 D A3	250,000	256,286
1.360%, Due 8/15/2024, 2020 B A3	145,000	147,708
Verizon Owner Trust, 1.850%, Due 7/22/2024, 2020 A A1A	210,000	215,619

Total Asset-Backed Obligations (Cost $1,806,089)		1,840,274

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.04% (Cost $70,139)
Freddie Mac REMIC Trust, 3.000%, Due 1/15/2047, 4881 PB	70,120	71,884

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.58%
Ginnie Mae REMIC Trust,
1.147%, Due 12/16/2038, 2013-139 A	130,615	130,513
1.624%, Due 7/16/2039, 2013-78 AB	260,805	261,686
1.367%, Due 11/16/2041, 2013-125 AB	323,557	323,760
JPMBB Commercial Mortgage Securities Trust, 3.157%, Due 7/15/2045, 2013 C12 ASB	156,253	158,993
WFRBS Commercial Mortgage Trust, 3.660%, Due 3/15/2047, 2014 C19 A3	186,336	187,873

Total Commercial Mortgage-Backed Obligations (Cost $1,064,501)		1,062,825

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 7.80%
Federal Home Loan Mortgage Corp.,
5.000%, Due 10/1/2020	18	19
3.500%, Due 9/1/2028	34,615	36,947
3.000%, Due 11/1/2032	102,394	109,367
5.000%, Due 8/1/2033	33,497	38,454
5.500%, Due 2/1/2034	32,531	38,124
2.500%, Due 5/1/2040	177,126	186,134
2.500%, Due 6/1/2040	367,039	385,823
4.000%, Due 1/1/2041	119,073	130,768
4.500%, Due 2/1/2041	79,698	88,611
3.500%, Due 6/1/2042	388,245	420,693
3.000%, Due 4/1/2047	265,619	287,720
3.500%, Due 1/1/2048	439,797	469,001
4.000%, Due 4/1/2048	199,008	213,032
3.000%, Due 8/1/2048	249,863	268,129
3.000%, Due 11/1/2049	519,965	552,803
2.500%, Due 6/1/2050	184,288	193,702
2.000%, Due 8/1/2050	355,000	367,861

		3,787,188

Federal National Mortgage Association,
4.000%, Due 8/1/2020	101	106
3.500%, Due 1/1/2028E	33,482	35,409
3.000%, Due 7/1/2032	142,783	149,794
5.000%, Due 3/1/2034E	35,701	40,941
4.500%, Due 4/1/2034	62,551	68,599
3.000%, Due 10/1/2034	12,728	13,561
3.500%, Due 6/1/2037	218,243	236,034
5.500%, Due 6/1/2038	7,061	8,142
4.500%, Due 1/1/2040	84,532	94,008
5.000%, Due 5/1/2040	128,155	146,994
5.000%, Due 6/1/2040	108,212	124,449
4.000%, Due 9/1/2040	77,700	85,414
4.000%, Due 1/1/2041	156,493	172,038
3.000%, Due 6/1/2043	671,415	725,211
3.500%, Due 7/1/2043	120,030	129,924
3.000%, Due 8/1/2043	582,907	627,030

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 7.80% (continued)
Federal National Mortgage Association (continued)
4.000%, Due 11/1/2044E	$90,569	$100,282
4.000%, Due 7/1/2045	360,620	392,739
3.500%, Due 8/1/2045	95,384	102,166
3.500%, Due 11/1/2045	958,919	1,021,380
3.500%, Due 5/1/2046	130,373	138,595
4.000%, Due 7/1/2046	157,675	172,382
3.000%, Due 10/1/2046	57,433	61,031
3.000%, Due 11/1/2046	270,415	291,078
3.000%, Due 12/1/2046E	169,447	182,926
3.000%, Due 3/1/2047E	122,523	130,525
3.500%, Due 3/1/2047	77,689	83,974
4.500%, Due 7/1/2047	74,035	79,845
4.500%, Due 8/1/2047	89,479	96,790
3.500%, Due 9/1/2047	99,654	108,503
3.500%, Due 2/1/2048	204,607	216,655
4.000%, Due 3/1/2048	163,844	174,255
4.500%, Due 4/1/2048	63,635	68,349
4.500%, Due 7/1/2048E	118,434	128,308
4.500%, Due 7/1/2048	194,803	209,486
3.000%, Due 10/1/2048E	119,951	123,253
3.000%, Due 9/1/2049	149,377	162,612
3.500%, Due 10/1/2049	364,738	384,369
4.000%, Due 10/1/2049E	217,784	231,767
4.500%, Due 10/1/2049	359,646	386,852
4.000%, Due 11/1/2049	449,544	485,333
2.500%, Due 7/1/2050	379,383	397,760

		8,588,869

Government National Mortgage Association,
6.500%, Due 8/15/2027	25,142	27,849
6.500%, Due 11/15/2027	29,552	33,066
7.500%, Due 12/15/2028	28,449	32,948
5.500%, Due 7/15/2033	34,630	40,507
6.000%, Due 12/15/2033	45,338	53,969
5.500%, Due 2/20/2034	47,487	55,525
5.000%, Due 10/15/2039	78,850	90,229
3.500%, Due 9/15/2041	198,080	211,553
3.500%, Due 8/20/2047	55,730	59,213
3.500%, Due 10/20/2047	53,236	56,642
4.000%, Due 1/20/2048	276,920	296,954
4.000%, Due 1/20/2050	393,380	418,287
5.000%, Due 1/20/2050	173,443	188,129
4.500%, Due 2/20/2050	182,294	194,752
5.000%, Due 2/20/2050	90,242	98,063

		1,857,686

Total U.S. Agency Mortgage-Backed Obligations (Cost $13,656,963)		14,233,743

U.S. TREASURY OBLIGATIONS - 11.32%
U.S. Treasury Notes/Bonds,
2.000%, Due 5/31/2021	275,000	279,275
2.000%, Due 2/15/2022	964,000	991,602
1.750%, Due 9/30/2022	500,000	517,578
1.625%, Due 11/15/2022	964,000	997,138
2.000%, Due 2/15/2023	500,000	523,770
2.750%, Due 7/31/2023	500,000	539,180
2.500%, Due 8/15/2023	964,000	1,033,250
2.375%, Due 8/15/2024	1,457,000	1,585,853
1.750%, Due 12/31/2024	700,000	747,988

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS - 11.32% (continued)
U.S. Treasury Notes/Bonds (continued)
1.125%, Due 2/28/2025	$1,320,000	$1,376,100
2.875%, Due 7/31/2025	500,000	565,820
6.875%, Due 8/15/2025	279,000	371,800
2.000%, Due 11/15/2026	500,000	551,504
1.750%, Due 12/31/2026	2,000,000	2,177,266
1.500%, Due 1/31/2027	350,000	375,648
2.875%, Due 5/15/2028	200,000	237,352
2.875%, Due 8/15/2028	100,000	119,129
5.250%, Due 11/15/2028	217,000	301,850
2.625%, Due 2/15/2029	450,000	530,859
2.375%, Due 5/15/2029	450,000	523,072
1.625%, Due 8/15/2029	350,000	384,932
1.750%, Due 11/15/2029	1,700,000	1,892,645
1.500%, Due 2/15/2030	190,000	207,360
4.750%, Due 2/15/2037	304,000	494,154
4.500%, Due 8/15/2039	241,000	393,658
2.750%, Due 8/15/2042	250,000	332,969
3.000%, Due 2/15/2049	804,000	1,159,896
2.875%, Due 5/15/2049	500,000	707,285
2.375%, Due 11/15/2049	580,000	750,556

Total U.S. Treasury Obligations (Cost $18,773,468)		20,669,489

	Shares
SHORT-TERM INVESTMENTS - 1.70%
Investment Companies - 1.59%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.02%F G	2,904,555	2,904,555

	Principal Amount
U.S. Treasury Obligations - 0.11%
U.S. Treasury Bill, 1.548%, Due 8/6/2020H	$200,000	199,999

Total Short-Term Investments (Cost $3,104,513)		3,104,554

	Shares
SECURITIES LENDING COLLATERAL - 0.66% (Cost $1,215,168)
Investment Companies - 0.66%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.02%F G	1,215,168	1,215,168

TOTAL INVESTMENTS - 99.95% (Cost $179,918,335)		182,486,714
OTHER ASSETS, NET OF LIABILITIES - 0.05%		96,875

TOTAL NET ASSETS - 100.00%		$182,583,589

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at July 31, 2020.
C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $2,075,554 or 1.14% of net assets. The Fund has no right to demand registration of these securities.

D

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on July 31, 2020.

E	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
F	The Fund is affiliated by having the same investment advisor.

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

G	7-day yield.
H	This security or a piece thereof is held as segregated collateral.

ADR - American Depositary Receipt.

DAC - Designated Activity Company.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

NASDAQ - National Association of Securities Dealers Automated Quotations.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REMIC - Real Estate Mortgage Investment Conduit.

SOFR - Secured Overnight Financing Rate.

Long Futures Contracts Open on July 31, 2020:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	19	September 2020	$3,043,660	$3,100,325	$56,665

			$3,043,660	$3,100,325	$56,665

Index Abbreviations:

S&P 500	S&P 500 Index - U.S. Equity Large-Cap Index.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2020, the investments were classified as described below:

Balanced Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$105,204,229	$—	$—	$105,204,229
Corporate Obligations	—	29,667,018	—	29,667,018
Foreign Corporate Obligations	—	5,417,530	—	5,417,530
Asset-Backed Obligations	—	1,840,274	—	1,840,274
Collateralized Mortgage Obligations	—	71,884	—	71,884
Commercial Mortgage-Backed Obligations	—	1,062,825	—	1,062,825
U.S. Agency Mortgage-Backed Obligations	—	14,233,743	—	14,233,743
U.S. Treasury Obligations	—	20,669,489	—	20,669,489
Short-Term Investments	2,904,555	199,999	—	3,104,554
Securities Lending Collateral	1,215,168	—	—	1,215,168

Total Investments in Securities - Assets	$109,323,952	$73,162,762	$—	$182,486,714

Financial Derivative Instruments - Assets
Futures Contracts	$56,665	$—	$—	$56,665

Total Financial Derivative Instruments - Assets	$56,665	$—	$—	$56,665

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 53.25%
Communications - 8.10%
Media - 8.10%
Comcast Corp., 2.650%, Due 2/1/2030	$9,885,000	$10,944,651
Walt Disney Co., 3.800%, Due 3/22/2030	13,685,000	16,344,289

		27,288,940

Total Communications		27,288,940

Financial - 33.92%
Banks - 24.84%
Bank of America Corp., 3.974%, Due 2/7/2030, (3-mo. USD LIBOR + 1.210%)A	11,853,000	13,952,852
Citigroup, Inc., 3.980%, Due 3/20/2030, (3-mo. USD LIBOR + 1.338%)A	14,020,000	16,443,590
Goldman Sachs Group, Inc., 4.223%, Due 5/1/2029, (3-mo. USD LIBOR + 1.301%)A	13,780,000	16,307,916
JPMorgan Chase & Co., 2.739%, Due 10/15/2030, (SOFR + 1.510%)A	6,635,000	7,257,134
Morgan Stanley, 3.622%, Due 4/1/2031, (SOFR + 3.120%)A	12,470,000	14,589,577
Wells Fargo & Co., 4.478%, Due 4/4/2031, (3-mo. USD LIBOR + 3.770%)A	12,300,000	15,104,712

		83,655,781

Diversified Financial Services - 4.90%
American Express Co., 0.861%, Due 8/1/2022, (3-mo. USD LIBOR + 0.610%)A	12,120,000	12,185,077
American Express Credit Corp., 1.037%, Due 3/3/2022, (3-mo. USD LIBOR + 0.700%)A	4,299,000	4,325,032

		16,510,109

Insurance - 4.18%
MetLife, Inc., 4.550%, Due 3/23/2030	10,935,000	14,062,990

Total Financial		114,228,880

Industrial - 2.80%
Machinery - Diversified - 2.80%
John Deere Capital Corp., 0.798%, Due 9/8/2022, (3-mo. USD LIBOR + 0.480%)A	9,370,000	9,408,279

Technology - 8.43%
Computers - 4.51%
International Business Machines Corp.,
3.500%, Due 5/15/2029	10,250,000	12,053,784
1.950%, Due 5/15/2030	3,000,000	3,139,630

		15,193,414

Software - 3.92%
Oracle Corp., 2.950%, Due 4/1/2030	11,585,000	13,198,272

Total Technology		28,391,686

Total Corporate Obligations (Cost $173,039,956)		179,317,785

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 18.01%
Federal Home Loan Mortgage Corp.,
4.000%, Due 12/1/2034	16,200,733	17,146,776
4.500%, Due 12/1/2034	1,910,754	2,088,693
4.000%, Due 8/1/2038	4,667,498	5,006,592
Federal National Mortgage Association,
5.500%, Due 1/1/2024A	835,538	878,560
4.500%, Due 6/1/2039A	23,518,864	25,541,303
4.000%, Due 9/1/2039	9,350,207	9,983,543

Total U.S. Agency Mortgage-Backed Obligations (Cost $59,552,748)		60,645,467

See accompanying notes

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Principal Amount	Fair Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 25.06%
Federal Agricultural Mortgage Corp.,
0.304%, Due 8/13/2021, (3-mo. USD LIBOR - 0.130%)A	$10,870,000	$10,857,498
0.145%, Due 1/25/2022, (3-mo. USD LIBOR - 0.100%)A	26,980,000	26,969,858
0.348%, Due 2/18/2022, (3-mo. USD LIBOR - 0.100%)A	10,435,000	10,431,788
Federal Farm Credit Banks Funding Corp., 1.000%, Due 10/27/2021A	8,735,000	8,735,028
Federal Home Loan Bank, 1.000%, Due 11/3/2021A	27,410,000	27,403,125

Total U.S. Government Agency Obligations (Cost $84,432,205)		84,397,297

	Shares
SHORT-TERM INVESTMENTS - 12.83% (Cost $43,188,953)
Investment Companies - 12.83%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.02%B C	43,188,953	43,188,953

TOTAL INVESTMENTS - 109.15% (Cost $360,213,862)		367,549,502
LIABILITIES, NET OF OTHER ASSETS - (9.15%)		(30,808,222)

TOTAL NET ASSETS - 100.00%		$336,741,280

Percentages are stated as a percent of net assets.

A

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on July 31, 2020.

B	The Fund is affiliated by having the same investment advisor.
C	7-day yield.

LIBOR - London Interbank Offered Rate.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

USD - United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2020, the investments were classified as described below:

Garcia Hamilton Quality Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$179,317,785	$—	$179,317,785
U.S. Agency Mortgage-Backed Obligations	—	60,645,467	—	60,645,467
U.S. Government Agency Obligations	—	84,397,297	—	84,397,297
Short-Term Investments	43,188,953	—	—	43,188,953

Total Investments in Securities - Assets	$43,188,953	$324,360,549	$—	$367,549,502

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value
Australia - 0.47% (Cost $7,034,809)
Common Stocks - 0.47%
BHP Group PLCA	502,451	$10,958,470

Belgium - 0.15% (Cost $4,809,922)
Common Stocks - 0.15%
Ontex Group N.V.A B	245,520	3,508,318

Canada - 1.06%
Common Stocks - 1.06%
Canadian National Railway Co.	148,704	14,525,687
Suncor Energy, Inc.	641,002	10,083,177

Total Common Stocks		24,608,864

Total Canada (Cost $28,424,820)		24,608,864

China - 1.82%
Common Stocks - 1.82%
China Mobile Ltd.A	1,889,507	12,879,724
CNOOC Ltd.A	21,750,000	23,041,190
ESR Cayman Ltd.A B C	2,603,800	6,420,048

Total Common Stocks		42,340,962

Total China (Cost $45,115,618)		42,340,962

Denmark - 1.13%
Common Stocks - 1.13%
Carlsberg A/S, Class BA	99,427	14,659,950
Vestas Wind Systems A/SA	90,459	11,693,351

Total Common Stocks		26,353,301

Total Denmark (Cost $18,453,608)		26,353,301

Finland - 0.79%
Common Stocks - 0.79%
Nordea Bank AbpA B	1,215,958	9,429,227
Sampo OYJ, Class AA	246,313	8,947,409

Total Common Stocks		18,376,636

Total Finland (Cost $23,978,283)		18,376,636

France - 16.41%
Common Stocks - 16.41%
Air France-KLMA B D	1,005,428	4,168,136
Air Liquide S.A.A	123,624	20,409,185
Airbus SEA B	154,615	11,407,775
Alstom S.A.A B	234,337	13,098,927
Atos SEA B	273,872	23,491,122
AXA S.A.A	217,561	4,354,258
BNP Paribas S.A.A B	1,216,841	49,369,491
Carrefour S.A.A	619,729	9,885,067
Danone S.A.A	183,281	12,244,782
Engie S.A.A B	1,716,125	22,923,113
Ipsen S.A.A	95,045	9,181,195
Publicis Groupe S.A.A	611,031	19,699,152
Renault S.A.A B	40,111	957,219
Safran S.A.A B	137,263	14,588,193
SanofiA	699,574	73,134,728
Societe Generale S.A.A B	462,281	7,103,819
TOTAL S.E.A	1,158,463	43,011,862

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value
France - 16.41% (continued)
Common Stocks - 16.41% (continued)
Valeo S.A.A	148,989	$3,845,308
Vinci S.A.A	177,172	15,298,094
Vivendi S.A.A	888,533	23,542,470

Total Common Stocks		381,713,896

Total France (Cost $393,398,458)		381,713,896

Germany - 12.73%
Common Stocks - 10.72%
BASF SEA	509,022	28,187,815
Bayer AGA	156,251	10,403,840
Bayerische Motoren Werke AGA	333,584	21,595,377
Commerzbank AGA B	2,293,314	11,811,770
Continental AGA	60,518	5,909,809
Daimler AGA	702,766	31,137,297
Deutsche Post AGA B	386,237	15,658,551
Fresenius Medical Care AG & Co. KGaAA B	122,695	10,809,770
Infineon Technologies AGA	1,075,012	26,868,516
Merck KGaAA	50,844	6,495,781
RWE AGA	144,367	5,457,562
SAP SEA	320,450	50,692,121
Siemens AGA	189,663	24,303,308

Total Common Stocks		249,331,517

Preferred Stocks - 2.01%
Volkswagen AGA B E	316,432	46,826,835

Total Germany (Cost $270,784,096)		296,158,352

Ireland - 1.17% (Cost $24,209,653)
Common Stocks - 1.17%
Ryanair Holdings PLC, Sponsored ADRB	364,486	27,336,450

Israel - 0.37% (Cost $10,601,648)
Common Stocks - 0.37%
Bank Leumi Le-Israel BMA	1,686,717	8,504,262

Italy - 3.88%
Common Stocks - 3.88%
Enel SpAA	2,984,075	27,314,154
Eni SpAA	2,228,055	19,927,675
Saras SpAA B	6,216,978	4,598,515
UniCredit SpAA B	4,185,826	38,440,553

Total Common Stocks		90,280,897

Total Italy (Cost $118,066,629)		90,280,897

Japan - 15.40%
Common Stocks - 15.40%
Alfresa Holdings Corp.A	785,100	16,130,661
Daiwa House Industry Co., Ltd.A	618,955	13,761,138
Digital Garage, Inc.A	197,300	6,631,876
FANUC Corp.A	146,600	24,634,447
Haseko Corp.A	1,189,200	14,084,163
Hazama Ando Corp.A	563,200	3,011,379
Hitachi Ltd.A	513,500	15,243,044
Iida Group Holdings Co., Ltd.A	454,400	7,006,439
Kao Corp.A	189,260	13,728,459

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value
Japan - 15.40% (continued)
Common Stocks - 15.40% (continued)
Komatsu Ltd.A	185,700	$3,663,550
Makita Corp.	115,500	4,444,712
Mitsubishi UFJ Financial Group, Inc.A	6,881,600	25,815,994
Mizuho Financial Group, Inc.A	14,622,500	17,777,225
Murata Manufacturing Co., Ltd.A	226,900	14,212,378
Nexon Co., Ltd.A	817,600	21,095,495
Nintendo Co., Ltd.A	42,500	18,645,969
Nippon Television Holdings, Inc.A	447,300	4,856,502
Nissan Motor Co., Ltd.A D	5,042,200	17,422,645
Sompo Holdings, Inc.A	106,900	3,521,741
Sumitomo Mitsui Financial Group, Inc.A	1,476,200	39,465,456
Suzuken Co., Ltd.A	313,200	11,101,559
Suzuki Motor Corp.A	187,800	6,236,605
Taisei Corp.A	453,000	15,620,505
Takeda Pharmaceutical Co., Ltd.A	634,900	22,588,777
Toho Holdings Co., Ltd.A	269,400	4,605,792
Yamaha Corp.A	277,200	12,853,648

Total Common Stocks		358,160,159

Total Japan (Cost $394,924,684)		358,160,159

Luxembourg - 0.42% (Cost $12,720,888)
Common Stocks - 0.42%
ArcelorMittal S.A.A B	885,133	9,844,568

Macao - 0.09% (Cost $2,128,520)
Common Stocks - 0.09%
Sands China Ltd.A	548,400	2,125,934

Netherlands - 4.94%
Common Stocks - 4.94%
Aegon N.V.A	5,563,545	16,435,740
Akzo Nobel N.V.A	164,402	15,533,477
ING Groep N.V.A	2,787,820	19,328,112
JDE Peet’s B.V.A B	152,671	6,809,808
NN Group N.V.A	510,685	18,778,673
Randstad N.V.A	154,328	7,439,133
Signify NVA B C	496,099	14,819,547
Wolters Kluwer N.V.A	198,467	15,691,656

Total Common Stocks		114,836,146

Total Netherlands (Cost $113,218,838)		114,836,146

Norway - 0.98%
Common Stocks - 0.98%
Equinor ASAA	581,832	8,667,961
Telenor ASAA	904,349	14,045,909

Total Common Stocks		22,713,870

Total Norway (Cost $25,969,276)		22,713,870

Portugal - 0.56%
Common Stocks - 0.55%
EDP - Energias de Portugal S.A.A	1,718,000	8,700,382

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value
Portugal - 0.56% (continued)
Common Stocks - 0.55% (continued)
Galp Energia SGPS S.A.A	392,291	$4,131,743

Total Common Stocks		12,832,125

Rights - 0.01%
EDP - Energias de Portugal S.A.B D	1,744,529	177,138

Total Portugal (Cost $10,941,285)		13,009,263

Republic of Korea - 3.79%
Common Stocks - 3.79%
Hana Financial Group, Inc.A	98,606	2,452,134
Hyundai Mobis Co., Ltd.A	97,489	16,847,183
Hyundai Motor Co.A	206,215	21,939,118
Kia Motors Corp.A	146,751	4,985,835
Samsung Electronics Co., Ltd.A	800,068	38,941,074
SK Telecom Co., Ltd.A	16,293	3,021,152

Total Common Stocks		88,186,496

Total Republic of Korea (Cost $76,242,573)		88,186,496

Singapore - 0.44% (Cost $9,969,213)
Common Stocks - 0.44%
DBS Group Holdings Ltd.A	713,010	10,169,367

Spain - 2.22%
Common Stocks - 2.22%
Aena SME S.A.A B C	54,769	7,137,244
Amadeus IT Group S.A.A	156,621	7,865,832
Banco Bilbao Vizcaya Argentaria S.A.A	4,258,869	13,344,201
Banco Santander S.A.A B	3,854,331	8,278,309
CaixaBank S.A.A	4,238,298	9,157,014
Telefonica S.A.A	1,416,757	5,928,610

Total Common Stocks		51,711,210

Total Spain (Cost $62,384,915)		51,711,210

Sweden - 0.96%
Common Stocks - 0.96%
Assa Abloy AB, Class BA	214,888	4,716,610
Sandvik ABA B	403,437	7,520,077
Swedbank AB, Class AA B	213,151	3,462,885
Volvo AB, Class BA B	382,150	6,612,558

Total Common Stocks		22,312,130

Total Sweden (Cost $18,359,561)		22,312,130

Switzerland - 8.95%
Common Stocks - 8.95%
ABB Ltd.A	1,841,516	46,129,540
Cie Financiere Richemont S.A.A	266,781	16,586,587
Credit Suisse Group AGA	3,175,432	34,028,367
Flughafen Zurich AGA B	29,620	3,741,447
Novartis AGA	635,741	52,651,348
Roche Holding AGA	52,519	18,172,017
UBS Group AGA	2,600,947	30,627,948

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value
Switzerland - 8.95% (continued)
Common Stocks - 8.95% (continued)
Zurich Insurance Group AGA	17,050	$6,302,993

Total Common Stocks		208,240,247

Total Switzerland (Cost $195,413,363)		208,240,247

United Kingdom - 17.27%
Common Stocks - 17.27%
AstraZeneca PLCA	71,630	7,944,717
Aviva PLCA	3,387,730	11,793,295
Babcock International Group PLCA	3,709,612	14,053,587
Balfour Beatty PLCA	2,453,772	7,748,466
Barclays PLCA	28,184,356	37,432,736
BP PLCA	3,400,599	12,327,800
British American Tobacco PLCA	587,661	19,502,670
BT Group PLCA	8,528,972	11,066,556
Capita PLCA B	3,394,173	1,535,038
Coca-Cola European Partners PLC	126,200	5,195,654
Compass Group PLCA	1,254,697	17,350,270
GlaxoSmithKline PLCA	1,880,917	37,771,957
Imperial Brands PLCA	919,891	15,435,422
Informa PLCA	1,814,562	8,837,859
International Consolidated Airlines Group S.A.A D	1,574,162	3,436,350
Johnson Matthey PLCA	159,511	4,701,677
Kingfisher PLCA	4,942,213	15,733,112
Linde PLCA B	62,367	15,265,840
Micro Focus International PLCA	519,319	1,893,378
Prudential PLCA	1,741,819	25,456,875
RELX PLCA	1,310,403	27,818,560
Rolls-Royce Holdings PLCA	4,736,345	14,471,668
RSA Insurance Group PLCA	1,178,811	6,665,647
Standard Chartered PLCA	1,253,576	6,371,974
Tesco PLCA	5,889,952	16,793,744
Unilever PLCA	296,448	17,804,726
Vodafone Group PLCA	9,337,101	14,182,007
WH Smith PLCA	375,110	4,637,562
WPP PLCA	2,468,606	18,463,421

Total Common Stocks		401,692,568

Total United Kingdom (Cost $527,863,953)		401,692,568

United States - 1.75%
Common Stocks - 1.75%
Aon PLC, Class A	88,729	18,208,966
Ferguson PLCA	171,669	15,353,191
Samsonite International S.A.A B C	7,514,100	7,045,663

Total Common Stocks		40,607,820

Total United States (Cost $30,238,362)		40,607,820

SHORT-TERM INVESTMENTS - 1.87%
Investment Companies - 1.73%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.020%F G	40,346,274	40,346,274

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS - 1.87% (continued)
U.S. Treasury Obligations - 0.14%
U.S. Treasury Bill, 1.548%, Due 8/6/2020H	$3,300,000	$3,299,975

Total Short-Term Investments (Cost $43,645,579)		43,646,249

	Shares
SECURITIES LENDING COLLATERAL - 0.34% (Cost $7,818,363)
Investment Companies - 0.34%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.02%F G	7,818,363	7,818,363

TOTAL INVESTMENTS - 99.96% (Cost $2,476,716,917)		2,325,214,798
OTHER ASSETS, NET OF LIABILITIES - 0.04%		1,037,338

TOTAL NET ASSETS - 100.00%		$2,326,252,136

Percentages are stated as a percent of net assets.

A	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $2,193,778,402 or 94.31% of net assets.
B	Non-income producing security.
C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $35,422,502 or 1.52% of net assets. The Fund has no right to demand registration of these securities.

D	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at July 31, 2020.
E	A type of Preferred Stock that has no maturity date.
F	7-day yield.
G	The Fund is affiliated by having the same investment advisor.
H	This security or a piece thereof is held as segregated collateral.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

Long Futures Contracts Open on July 31, 2020:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index Futures	487	September 2020	$44,403,366	$44,161,160	$(242,206)

			$44,403,366	$44,161,160	$(242,206)

Forward Foreign Currency Contracts Open on July 31, 2020:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	576,692	USD	579,886	8/7/2020	SSB	$—	$(3,194)	$(3,194)

						$—	$(3,194)	$(3,194)

*	All values denominated in USD.

Glossary:
Counterparty Abbreviations:

SSB	State Street Bank & Trust Co.

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

Currency Abbreviations:

EUR	Euro.
USD	United States Dollar.

Index Abbreviations:

MSCI EAFE	MSCI Europe, Australasia, and Far East.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2020, the investments were classified as described below:

International Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$—	$10,958,470	$—	$10,958,470
Belgium	—	3,508,318	—	3,508,318
Canada	24,608,864	—	—	24,608,864
China	—	42,340,962	—	42,340,962
Denmark	—	26,353,301	—	26,353,301
Finland	—	18,376,636	—	18,376,636
France	—	381,713,896	—	381,713,896
Germany	—	249,331,517	—	249,331,517
Ireland	27,336,450	—	—	27,336,450
Israel	—	8,504,262	—	8,504,262
Italy	—	90,280,897	—	90,280,897
Japan	4,444,712	353,715,447	—	358,160,159
Luxembourg	—	9,844,568	—	9,844,568
Macao	—	2,125,934	—	2,125,934
Netherlands	—	114,836,146	—	114,836,146
Norway	—	22,713,870	—	22,713,870
Portugal	—	12,832,125	—	12,832,125
Republic of Korea	—	88,186,496	—	88,186,496
Singapore	—	10,169,367	—	10,169,367
Spain	—	51,711,210	—	51,711,210
Sweden	—	22,312,130	—	22,312,130
Switzerland	—	208,240,247	—	208,240,247
United Kingdom	5,195,654	396,496,914	—	401,692,568
Foreign Preferred Stocks
Germany	—	46,826,835	—	46,826,835
Foreign Rights
Portugal	177,138	—	—	177,138
Common Stocks
United States	18,208,966	22,398,854	—	40,607,820
Short-Term Investments	40,346,274	3,299,975	—	43,646,249
Securities Lending Collateral	7,818,363	—	—	7,818,363

Total Investments in Securities - Assets	$128,136,421	$2,197,078,377	$—	$2,325,214,798

Financial Derivative Instruments - Liabilities
Futures Contracts	$(242,206)	$—	$—	$(242,206)
Forward Foreign Currency Contracts	—	(3,194)	—	(3,194)

Total Financial Derivative Instruments - Liabilities	$(242,206)	$(3,194)	$—	$(245,400)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 10/31/2019	Purchases		Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 7/31/2020	Unrealized Appreciation (Depreciation) at Period end**
Foreign Preferred Stocks	$148,121		$—	$147,755	—	$452	(818)	$—	$—	$—	$—

	$148,121	$		$147,755	$—	$452	$(818)	$—	$—	$—	$—

**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The foreign preferred stock, classified as Level 3, was fair valued using the stated redemption value during the period and redeemed by the Fund on December 2, 2019. This security was included in the Level 3 category due to the use of unobservable inputs that were significant to the valuation.

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.87%
Communication Services - 5.08%
Diversified Telecommunication Services - 0.15%
Verizon Communications, Inc.	109,563	$6,297,681

Interactive Media & Services - 0.64%
Alphabet, Inc., Class AA	17,500	26,039,125

Media - 3.69%
Comcast Corp., Class A	2,108,090	90,226,252
Discovery, Inc., Class CA	867,100	16,431,545
Interpublic Group of Cos., Inc.	370,300	6,683,915
News Corp., Class A	1,781,700	22,663,224
Omnicom Group, Inc.	109,378	5,876,880
ViacomCBS, Inc., Class B	322,103	8,397,225

		150,279,041

Wireless Telecommunication Services - 0.60%
Vodafone Group PLC, Sponsored ADR	1,601,350	24,340,520

Total Communication Services		206,956,367

Consumer Discretionary - 6.60%
Auto Components - 0.97%
Adient PLCA	186,098	3,096,670
Aptiv PLC	40,197	3,125,317
Goodyear Tire & Rubber Co.	687,400	6,193,474
Magna International, Inc.	590,000	27,240,300

		39,655,761

Automobiles - 1.06%
General Motors Co.	1,385,332	34,480,914
Harley-Davidson, Inc.	340,212	8,855,718

		43,336,632

Hotels, Restaurants & Leisure - 0.85%
Aramark	1,454,599	30,721,131
Marriott International, Inc., Class A	44,751	3,751,252

		34,472,383

Household Durables - 0.76%
Lennar Corp., Class A	426,733	30,874,133

Internet & Direct Marketing Retail - 0.31%
Booking Holdings, Inc.A	7,700	12,798,401

Multiline Retail - 0.33%
Dollar General Corp.	70,349	13,394,450

Specialty Retail - 2.32%
Advance Auto Parts, Inc.	268,341	40,288,718
Lowe’s Cos., Inc.	362,931	54,044,055

		94,332,773

Total Consumer Discretionary		268,864,533

Consumer Staples - 4.04%
Beverages - 1.53%
Coca-Cola European Partners PLC	744,981	30,670,868
Diageo PLC, Sponsored ADR	143,635	21,148,817

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.87% (continued)
Consumer Staples - 4.04% (continued)
Beverages - 1.53% (continued)
PepsiCo, Inc.	74,863	$10,305,641

		62,125,326

Food Products - 1.28%
Archer-Daniels-Midland Co.	174,377	7,468,567
Danone S.A., Sponsored ADR	384,708	5,132,005
JM Smucker Co.	35,619	3,894,938
Mondelez International, Inc., Class A	161,400	8,956,086
Nestle S.A., Sponsored ADR	225,904	26,622,786

		52,074,382

Household Products - 0.51%
Colgate-Palmolive Co.	39,272	3,031,798
Kimberly-Clark Corp.	67,205	10,217,848
Reckitt Benckiser Group PLC, Sponsored ADRB	375,140	7,656,608

		20,906,254

Personal Products - 0.55%
Unilever PLC, Sponsored ADRB	372,300	22,516,704

Tobacco - 0.17%
Philip Morris International, Inc.	89,862	6,902,300

Total Consumer Staples		164,524,966

Energy - 6.22%
Energy Equipment & Services - 1.02%
Halliburton Co.	1,015,800	14,556,414
National Oilwell Varco, Inc.	1,610,600	18,538,006
Schlumberger Ltd.	479,500	8,698,130

		41,792,550

Oil, Gas & Consumable Fuels - 5.20%
Apache Corp.	1,276,700	19,597,345
Chevron Corp.	369,078	30,980,407
ConocoPhillips	249,851	9,341,929
EOG Resources, Inc.	125,550	5,882,017
Hess Corp.	846,803	41,671,176
Marathon Oil Corp.	1,924,386	10,564,879
Marathon Petroleum Corp.	316,780	12,100,996
Murphy Oil Corp.B	359,070	4,743,315
Phillips 66	572,616	35,513,644
Pioneer Natural Resources Co.	37,900	3,673,268
Royal Dutch Shell PLC, Class A, Sponsored ADRB	655,422	19,538,130
Suncor Energy, Inc.	430,029	6,777,257
Valero Energy Corp.	203,907	11,465,691

		211,850,054

Total Energy		253,642,604

Financials - 25.62%
Banks - 9.86%
Bank of America Corp.	1,285,962	31,994,735
CIT Group, Inc.	168,600	3,198,342
Citigroup, Inc.	1,855,195	92,778,302
Citizens Financial Group, Inc.	875,053	21,710,065
Fifth Third Bancorp	483,800	9,608,268
JPMorgan Chase & Co.	937,744	90,623,580
PNC Financial Services Group, Inc.	247,961	26,450,000
Truist Financial Corp.	347,672	13,023,793

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.87% (continued)
Financials - 25.62% (continued)
Banks - 9.86% (continued)
US Bancorp	1,361,193	$50,146,350
Wells Fargo & Co.	2,570,578	62,362,222

		401,895,657

Capital Markets - 5.13%
Bank of New York Mellon Corp.	652,038	23,375,562
BlackRock, Inc.	29,541	16,986,371
Goldman Sachs Group, Inc.	433,361	85,788,144
Moody’s Corp.	29,428	8,278,096
Morgan Stanley	189,478	9,261,685
Nasdaq, Inc.	168,359	22,107,220
Northern Trust Corp.	252,664	19,796,224
State Street Corp.	239,844	15,299,649
T Rowe Price Group, Inc.	58,811	8,121,799

		209,014,750

Consumer Finance - 1.51%
American Express Co.	268,067	25,016,012
Discover Financial Services	287,600	14,216,068
Navient Corp.	1,379,481	10,980,669
SLM Corp.	1,660,629	11,242,458

		61,455,207

Diversified Financial Services - 0.85%
Berkshire Hathaway, Inc., Class BA	87,779	17,185,372
Equitable Holdings, Inc.	857,900	17,552,634

		34,738,006

Insurance - 7.69%
American International Group, Inc.	3,138,424	100,868,947
Aon PLC	165,435	33,950,571
Chubb Ltd.	458,970	58,399,343
Hartford Financial Services Group, Inc.	397,700	16,830,664
Marsh & McLennan Cos., Inc.	250,844	29,248,410
Travelers Cos., Inc.	377,466	43,189,660
Willis Towers Watson PLC	147,086	30,889,531

		313,377,126

Thrifts & Mortgage Finance - 0.58%
New York Community Bancorp, Inc.	2,272,126	23,925,487

Total Financials		1,044,406,233

Health Care - 13.29%
Biotechnology - 0.16%
Biogen, Inc.A	24,000	6,592,560

Health Care Equipment & Supplies - 4.11%
Abbott Laboratories	212,768	21,412,971
Boston Scientific Corp.A	284,823	10,985,623
Danaher Corp.	126,592	25,799,450
Medtronic PLC	965,826	93,182,892
Zimmer Biomet Holdings, Inc.	120,267	16,219,208

		167,600,144

Health Care Providers & Services - 5.00%
Anthem, Inc.	220,242	60,302,259
Centene Corp.A	148,100	9,663,525
Cigna Corp.A	171,155	29,556,757
CVS Health Corp.	506,612	31,886,159

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.87% (continued)
Health Care - 13.29% (continued)
Health Care Providers & Services - 5.00% (continued)
Humana, Inc.	23,600	$9,261,820
McKesson Corp.	83,029	12,467,635
UnitedHealth Group, Inc.	167,150	50,609,677

		203,747,832

Life Sciences Tools & Services - 0.66%
Thermo Fisher Scientific, Inc.	64,545	26,718,403

Pharmaceuticals - 3.36%
GlaxoSmithKline PLC, Sponsored ADR	478,234	19,282,395
Johnson & Johnson	372,797	54,338,891
Merck & Co., Inc.	236,460	18,973,550
Pfizer, Inc.	683,787	26,312,124
Roche Holding AG, Sponsored ADR	164,050	7,070,555
Sanofi, ADR	213,664	11,206,677

		137,184,192

Total Health Care		541,843,131

Industrials - 15.13%
Aerospace & Defense - 2.85%
Boeing Co.	22,500	3,555,000
Embraer S.A., Sponsored ADRA	261,400	1,510,892
General Dynamics Corp.	209,343	30,718,992
Lockheed Martin Corp.	40,524	15,357,380
Northrop Grumman Corp.	97,011	31,529,545
Raytheon Technologies Corp.	593,793	33,656,187

		116,327,996

Air Freight & Logistics - 0.76%
FedEx Corp.	184,900	31,137,160

Building Products - 1.01%
Johnson Controls International PLC	388,660	14,955,637
Masco Corp.	238,228	13,617,113
Trane Technologies PLC	114,635	12,824,217

		41,396,967

Construction & Engineering - 0.86%
AECOMA	525,877	19,031,489
Fluor Corp.	212,100	2,161,299
Quanta Services, Inc.	342,952	13,707,791

		34,900,579

Electrical Equipment - 0.75%
Eaton Corp. PLC	185,954	17,317,896
Emerson Electric Co.	213,379	13,231,632

		30,549,528

Industrial Conglomerates - 2.24%
General Electric Co.	9,863,900	59,873,873
Honeywell International, Inc.	210,006	31,368,596

		91,242,469

Machinery - 4.96%
CNH Industrial N.V.A	2,819,939	19,147,386
Cummins, Inc.	168,597	32,583,056
Deere & Co.	134,795	23,765,706
Illinois Tool Works, Inc.	139,337	25,775,952
Otis Worldwide Corp.	72,531	4,550,595
PACCAR, Inc.	108,951	9,269,551

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.87% (continued)
Industrials - 15.13% (continued)
Machinery - 4.96% (continued)
Stanley Black & Decker, Inc.	451,367	$69,203,588
Westinghouse Air Brake Technologies Corp.	286,934	17,844,426

		202,140,260

Professional Services - 0.30%
Equifax, Inc.	76,124	12,374,717

Road & Rail - 1.40%
Canadian National Railway Co.	89,095	8,712,600
JB Hunt Transport Services, Inc.	231,431	29,947,172
Union Pacific Corp.	105,163	18,230,006

		56,889,778

Total Industrials		616,959,454

Information Technology - 11.66%
Communications Equipment - 0.52%
Telefonaktiebolaget LM Ericsson, Sponsored ADRB	1,851,020	21,379,281

Electronic Equipment, Instruments & Components - 1.29%
Corning, Inc.	1,062,340	32,932,540
TE Connectivity Ltd.	219,100	19,515,237

		52,447,777

IT Services - 2.65%
Accenture PLC, Class A	170,181	38,253,285
Cognizant Technology Solutions Corp., Class A	448,086	30,613,236
Fidelity National Information Services, Inc.	137,175	20,070,074
Fiserv, Inc.A	189,643	18,924,475

		107,861,070

Semiconductors & Semiconductor Equipment - 4.25%
Analog Devices, Inc.	79,310	9,108,754
Broadcom, Inc.	136,215	43,146,101
Intel Corp.	258,024	12,315,486
NXP Semiconductors N.V.	102,204	12,012,036
QUALCOMM, Inc.	278,707	29,434,246
Texas Instruments, Inc.	527,113	67,233,263

		173,249,886

Software - 2.38%
Microsoft Corp.	226,808	46,497,908
Oracle Corp.	862,439	47,822,243
Teradata Corp.A	123,294	2,589,174

		96,909,325

Technology Hardware, Storage & Peripherals - 0.57%
Hewlett Packard Enterprise Co.	2,373,244	23,423,918

Total Information Technology		475,271,257

Materials - 3.56%
Chemicals - 3.15%
Air Products and Chemicals, Inc.	110,168	31,577,454
Corteva, Inc.A	964,686	27,551,432
DuPont de Nemours, Inc.	456,740	24,426,455
PPG Industries, Inc.	247,793	26,674,917

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.87% (continued)
Materials - 3.56% (continued)
Chemicals - 3.15% (continued)
Sherwin-Williams Co.	27,836	$18,035,501

		128,265,759

Containers & Packaging - 0.41%
International Paper Co.	485,886	16,903,974

Total Materials		145,169,733

Real Estate - 0.78%
Equity Real Estate Investment Trusts (REITs) - 0.78%
MGM Growth Properties LLC, Class A	1,003,896	27,446,517
Public Storage	22,774	4,552,067

		31,998,584

Total Real Estate		31,998,584

Utilities - 4.89%
Electric Utilities - 4.41%
American Electric Power Co., Inc.	95,115	8,263,591
Duke Energy Corp.	361,869	30,664,779
Edison International	491,993	27,389,250
Entergy Corp.	124,770	13,117,070
Exelon Corp.	800,026	30,889,004
PPL Corp.	1,017,054	27,073,978
Southern Co.	614,823	33,575,484
Xcel Energy, Inc.	125,738	8,680,952

		179,654,108

Multi-Utilities - 0.48%
Dominion Energy, Inc.	242,048	19,613,149

Total Utilities		199,267,257

Total Common Stocks (Cost $3,740,196,870)		3,948,904,119

SHORT-TERM INVESTMENTS - 3.24%
Investment Companies - 3.09%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.02%C D	126,040,685	126,040,685

	Principal Amount
U.S. Treasury Obligations - 0.15%
U.S. Treasury Bill, 1.548%, Due 8/6/2020E	$6,200,000	6,199,953

Total Short-Term Investments (Cost $132,239,380)		132,240,638

	Shares
SECURITIES LENDING COLLATERAL - 0.37% (Cost $14,792,713)
Investment Companies - 0.37%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.02%C D	14,792,713	14,792,713

TOTAL INVESTMENTS - 100.48% (Cost $3,887,228,963)		4,095,937,470
LIABILITIES, NET OF OTHER ASSETS - (0.48%)		(19,533,540)

TOTAL NET ASSETS - 100.00%		$4,076,403,930

Percentages are stated as a percent of net assets.

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S.Treasuries, at July 31, 2020.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.
E	This security or a piece thereof is held as segregated collateral.

ADR - American Depositary Receipt.

LLC - Limited Liability Company.

PLC - Public Limited Company.

Long Futures Contracts Open on July 31, 2020:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	784	September 2020	$123,969,212	$127,929,200	$3,959,988

			$123,969,212	$127,929,200	$3,959,988

Index Abbreviations:

S&P 500	S&P 500 Index - U.S. Equity Large-Cap Index.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2020, the investments were classified as described below:

Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$3,948,904,119	$—	$—	$3,948,904,119
Short-Term Investments	126,040,685	6,199,953	—	132,240,638
Securities Lending Collateral	14,792,713	—	—	14,792,713

Total Investments in Securities - Assets	$4,089,737,517	$6,199,953	$—	$4,095,937,470

Financial Derivative Instruments - Assets
Futures Contracts	$3,959,988	$—	$—	$3,959,988

Total Financial Derivative Instruments - Assets	$3,959,988	$—	$—	$3,959,988

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.92%
Communication Services - 1.65%
Media - 1.65%
Altice USA, Inc., Class AA	126,901	$3,425,058
Liberty Broadband Corp., Class CA	11,500	1,578,605

		5,003,663

Total Communication Services		5,003,663

Consumer Discretionary - 18.26%
Auto Components - 1.65%
Dana, Inc.	175,822	2,009,646
Lear Corp.	27,366	3,020,659

		5,030,305

Automobiles - 1.06%
Ford Motor Co.	486,504	3,215,791

Diversified Consumer Services - 1.01%
Adtalem Global Education, Inc.A	89,895	3,086,994

Hotels, Restaurants & Leisure - 4.64%
Aramark	100,266	2,117,618
Marriott Vacations Worldwide Corp.	46,686	3,952,437
MGM Resorts International	116,993	1,882,417
SeaWorld Entertainment, Inc.A	110,118	1,593,407
Wyndham Destinations, Inc.	81,234	2,160,824
Wyndham Hotels & Resorts, Inc.	54,816	2,420,675

		14,127,378

Household Durables - 2.53%
Lennar Corp., Class A	40,770	2,949,709
Mohawk Industries, Inc.A	23,408	1,869,129
Newell Brands, Inc.	175,822	2,883,481

		7,702,319

Internet & Direct Marketing Retail - 1.30%
Qurate Retail, Inc.A	363,526	3,966,069

Multiline Retail - 0.40%
Dollar General Corp.	6,367	1,212,277

Specialty Retail - 3.76%
Aaron’s, Inc.	133,283	6,954,707
Advance Auto Parts, Inc.	20,143	3,024,270
Gap, Inc.	108,339	1,448,492

		11,427,469

Textiles, Apparel & Luxury Goods - 1.91%
Gildan Activewear, Inc.	223,217	3,964,334
PVH Corp.	38,098	1,853,849

		5,818,183

Total Consumer Discretionary		55,586,785

Consumer Staples - 1.31%
Beverages - 0.73%
Coca-Cola European Partners PLC	54,005	2,223,386

Food & Staples Retailing - 0.58%
US Foods Holding Corp.A	86,984	1,765,775

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.92% (continued)
Consumer Staples - 1.31% (continued)
Total Consumer Staples		$3,989,161

Energy - 5.91%
Energy Equipment & Services - 3.14%
Baker Hughes Co.	163,116	2,526,667
Halliburton Co.	218,507	3,131,205
National Oilwell Varco, Inc.	240,148	2,764,103
TechnipFMC PLC	141,894	1,139,409

		9,561,384

Oil, Gas & Consumable Fuels - 2.77%
Cenovus Energy, Inc.B	322,637	1,438,961
EQT Corp.	81,261	1,179,910
Equitrans Midstream Corp.	105,828	1,021,240
Hess Corp.	29,665	1,459,815
HollyFrontier Corp.	55,870	1,536,425
Murphy Oil Corp.B	134,314	1,774,288

		8,410,639

Total Energy		17,972,023

Financials - 22.91%
Banks - 5.16%
Fifth Third Bancorp	161,385	3,205,106
KeyCorp	239,934	2,881,607
Pinnacle Financial Partners, Inc.	50,154	1,987,101
Regions Financial Corp.	288,610	3,134,305
Signature Bank	18,864	1,934,126
Valley National Bancorp	343,144	2,563,286

		15,705,531

Capital Markets - 1.15%
Invesco Ltd.	183,090	1,838,223
Northern Trust Corp.	21,059	1,649,973

		3,488,196

Consumer Finance - 2.74%
Ally Financial, Inc.	180,562	3,629,296
Discover Financial Services	29,809	1,473,459
Navient Corp.	121,642	968,270
SLM Corp.	336,545	2,278,410

		8,349,435

Diversified Financial Services - 2.80%
Equitable Holdings, Inc.	175,271	3,586,045
Jefferies Financial Group, Inc.	109,754	1,778,015
Voya Financial, Inc.	63,939	3,158,586

		8,522,646

Insurance - 10.29%
American Financial Group, Inc.	17,918	1,088,877
American International Group, Inc.	133,974	4,305,924
Arch Capital Group Ltd.A	33,780	1,038,735
Assurant, Inc.	22,356	2,402,599
Axis Capital Holdings Ltd.	209,591	8,408,791
CNO Financial Group, Inc.	230,088	3,474,329
Fidelity National Financial, Inc.	146,243	4,732,424
Markel Corp.A	1,460	1,525,028
Reinsurance Group of America, Inc.	17,884	1,524,611

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.92% (continued)
Financials - 22.91% (continued)
Insurance - 10.29% (continued)
Willis Towers Watson PLC	13,378	$2,809,514

		31,310,832

Thrifts & Mortgage Finance - 0.77%
New York Community Bancorp, Inc.	224,132	2,360,110

Total Financials		69,736,750

Health Care - 6.57%
Health Care Equipment & Supplies - 2.97%
Envista Holdings Corp.	91,503	2,001,170
Hologic, Inc.A	35,772	2,496,170
LivaNova PLCA	29,492	1,372,558
Zimmer Biomet Holdings, Inc.	23,601	3,182,831

		9,052,729

Health Care Providers & Services - 3.16%
Cardinal Health, Inc.	35,401	1,933,603
Encompass Health Corp.	23,333	1,588,511
McKesson Corp.	16,715	2,509,924
Universal Health Services, Inc., Class B	32,562	3,578,564

		9,610,602

Pharmaceuticals - 0.44%
Mylan N.V.A	83,452	1,344,412

Total Health Care		20,007,743

Industrials - 15.05%
Aerospace & Defense - 1.69%
BWX Technologies, Inc.	36,437	1,986,545
Textron, Inc.	8,200	286,508
TransDigm Group, Inc.	6,676	2,881,228

		5,154,281

Airlines - 0.25%
Alaska Air Group, Inc.	21,529	741,459

Building Products - 1.68%
JELD-WEN Holding, Inc.A	142,407	2,791,177
Owens Corning	38,457	2,325,495

		5,116,672

Commercial Services & Supplies - 1.16%
Republic Services, Inc.	40,445	3,528,826

Construction & Engineering - 2.03%
AECOMA	67,342	2,437,107
Jacobs Engineering Group, Inc.	17,016	1,452,316
Quanta Services, Inc.	57,522	2,299,154

		6,188,577

Machinery - 5.42%
Dover Corp.	31,140	3,205,240
Snap-on, Inc.	13,975	2,038,533
Stanley Black & Decker, Inc.	25,474	3,905,674
Terex Corp.	149,768	2,823,127

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.92% (continued)
Industrials - 15.05% (continued)
Machinery - 5.42% (continued)
Westinghouse Air Brake Technologies Corp.	72,731	$4,523,141

		16,495,715

Road & Rail - 2.45%
Avis Budget Group, Inc.A	69,143	1,790,804
JB Hunt Transport Services, Inc.	23,924	3,095,766
Ryder System, Inc.	70,448	2,580,510

		7,467,080

Trading Companies & Distributors - 0.37%
AerCap Holdings N.V.A	41,115	1,107,227

Total Industrials		45,799,837

Information Technology - 5.34%
Electronic Equipment, Instruments & Components - 1.29%
Avnet, Inc.	147,663	3,945,555

IT Services - 0.45%
Alliance Data Systems Corp.	18,715	830,197
Genpact Ltd.	13,301	529,646

		1,359,843

Semiconductors & Semiconductor Equipment - 2.92%
Marvell Technology Group Ltd.	159,915	5,832,100
Microchip Technology, Inc.B	30,061	3,058,106

		8,890,206

Technology Hardware, Storage & Peripherals - 0.68%
Hewlett Packard Enterprise Co.	208,702	2,059,889

Total Information Technology		16,255,493

Materials - 6.40%
Chemicals - 5.38%
Ashland Global Holdings, Inc.	49,341	3,724,259
Axalta Coating Systems Ltd.A	89,323	1,982,971
Corteva, Inc.A	50,396	1,439,310
Dow, Inc.A	59,156	2,428,945
Eastman Chemical Co.	21,653	1,615,963
Element Solutions, Inc.A	218,214	2,369,804
Olin Corp.	248,961	2,798,322

		16,359,574

Containers & Packaging - 1.02%
Packaging Corp. of America	32,417	3,115,922

Total Materials		19,475,496

Real Estate - 7.25%
Equity Real Estate Investment Trusts (REITs) - 6.77%
American Campus Communities, Inc.	81,331	2,898,637
AvalonBay Communities, Inc.	15,426	2,362,029
EPR Properties	55,289	1,582,924
Healthpeak Properties, Inc.	46,029	1,256,131
Lamar Advertising Co., Class A	34,820	2,288,719
MGM Growth Properties LLC, Class A	210,266	5,748,673
STAG Industrial, Inc.	45,790	1,492,754

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.92% (continued)
Real Estate - 7.25% (continued)
Equity Real Estate Investment Trusts (REITs) - 6.77% (continued)
VICI Properties, Inc.	137,413	$2,983,236

		20,613,103

Real Estate Management & Development - 0.48%
Realogy Holdings Corp.B	161,574	1,463,860

Total Real Estate		22,076,963

Utilities - 5.27%
Electric Utilities - 4.63%
Edison International	32,375	1,802,316
Entergy Corp.	33,495	3,521,330
Evergy, Inc.	46,951	3,043,833
NRG Energy, Inc.	91,173	3,082,559
Xcel Energy, Inc.	38,256	2,641,194

		14,091,232

Gas Utilities - 0.64%
UGI Corp.	57,897	1,930,286

Total Utilities		16,021,518

Total Common Stocks (Cost $310,987,258)		291,925,432

SHORT-TERM INVESTMENTS - 4.50%
Investment Companies - 4.24%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.02%C D	12,920,446	12,920,446

	Principal Amount
U.S. Treasury Obligations - 0.26%
U.S. Treasury Bill, 1.548%, Due 8/6/2020E	$800,000	799,994

Total Short-Term Investments (Cost $13,720,278)		13,720,440

TOTAL INVESTMENTS - 100.42% (Cost $324,707,536)		305,645,872
LIABILITIES, NET OF OTHER ASSETS - (0.42%)		(1,291,512)

TOTAL NET ASSETS - 100.00%		$304,354,360

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S.Treasuries, at July 31, 2020.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.
E	This security or a piece thereof is held as segregated collateral.

LLC - Limited Liability Company.

PLC - Public Limited Company.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

Long Futures Contracts Open on July 31, 2020:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P MidCap 400 E-Mini Index Futures	68	September 2020	$12,267,999	$12,651,400	$383,401

			$12,267,999	$12,651,400	$383,401

Index Abbreviations:

S&P 400	Standard & Poor’s Midcap Index.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2020, the investments were classified as described below:

Mid-Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$291,925,432	$—	$—	$291,925,432
Short-Term Investments	12,920,446	799,994	—	13,720,440

Total Investments in Securities - Assets	$304,845,878	$799,994	$—	$305,645,872

Financial Derivative Instruments - Assets
Futures Contracts	$383,401	$—	$—	$383,401

Total Financial Derivative Instruments - Assets	$383,401	$—	$—	$383,401

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.94%
Communication Services - 1.69%
Diversified Telecommunication Services - 0.01%
IDT Corp., Class BA	20,067	$130,636
Liberty Latin America Ltd., Class CA	31,424	321,468

		452,104

Entertainment - 0.27%
IMAX Corp.A	913,747	10,316,204
World Wrestling Entertainment, Inc., Class A	44,105	2,055,734

		12,371,938

Interactive Media & Services - 0.01%
Meet Group, Inc.A	74,700	465,381

Media - 1.28%
AMC Networks, Inc., Class AA	24,479	565,465
Emerald Holding, Inc.	245,992	669,098
Entravision Communications Corp., Class A	246,176	324,952
Gray Television, Inc.A	1,508,940	21,638,199
John Wiley & Sons, Inc., Class A	50,180	1,697,589
MDC Partners, Inc., Class AA	1,501,108	3,317,449
Meredith Corp.B	26,397	379,061
MSG Networks, Inc., Class AA B	416,773	3,971,847
Scholastic Corp.	266,984	6,388,927
TEGNA, Inc.	1,700,577	20,032,797
WideOpenWest, Inc.A	84,232	459,907

		59,445,291

Wireless Telecommunication Services - 0.12%
Telephone & Data Systems, Inc.	284,238	5,519,902

Total Communication Services		78,254,616

Consumer Discretionary - 12.90%
Auto Components - 2.43%
Adient PLCA	2,087,141	34,730,026
American Axle & Manufacturing Holdings, Inc.A	4,133,191	29,180,329
Cooper Tire & Rubber Co.	468,987	14,566,736
Dana, Inc.	418,545	4,783,969
Gentherm, Inc.A	412,393	15,988,477
Goodyear Tire & Rubber Co.	108,014	973,206
Motorcar Parts of America, Inc.A B	76,874	1,279,568
Stoneridge, Inc.A	142,010	2,942,447
Visteon Corp.A	112,252	8,150,618

		112,595,376

Automobiles - 0.81%
Harley-Davidson, Inc.	1,039,350	27,054,280
Winnebago Industries, Inc.	171,543	10,362,913

		37,417,193

Distributors - 0.02%
Funko, Inc., Class AA B	119,900	664,246

Diversified Consumer Services - 0.42%
Adtalem Global Education, Inc.A	224,471	7,708,334
frontdoor, Inc.A	120,083	5,042,886

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.94% (continued)
Consumer Discretionary - 12.90% (continued)
Diversified Consumer Services - 0.42% (continued)
H&R Block, Inc.	470,000	$6,815,000

		19,566,220

Hotels, Restaurants & Leisure - 0.82%
Bloomin’ Brands, Inc.	621,809	7,163,240
Brinker International, Inc.	27,200	731,408
Cheesecake Factory, Inc.B	275,878	6,621,072
Dunkin’ Brands Group, Inc.	51,236	3,521,450
Hilton Grand Vacations, Inc.A	276,313	5,609,154
Hyatt Hotels Corp., Class AB	122,800	5,894,400
Marriott Vacations Worldwide Corp.	4,738	401,119
SeaWorld Entertainment, Inc.A	18,613	269,330
Twin River Worldwide Holdings, Inc.	30,800	664,048
Wyndham Destinations, Inc.	268,781	7,149,575

		38,024,796

Household Durables - 3.89%
Cavco Industries, Inc.A	29,953	6,000,484
Century Communities, Inc.A	108,453	3,863,096
Ethan Allen Interiors, Inc.	81,299	962,580
Green Brick Partners, Inc.A	15,095	208,311
Hamilton Beach Brands Holding Co., Class A	36,438	553,858
Helen of Troy Ltd.A	111,190	20,931,517
Hooker Furniture Corp.	46,647	998,246
KB Home	834,340	28,067,198
La-Z-Boy, Inc.	25,100	714,346
M/I Homes, Inc.A	297,486	12,384,342
MDC Holdings, Inc.	291,834	13,082,918
Meritage Homes Corp.A	110,587	10,968,019
Taylor Morrison Home Corp.A	318,304	7,464,229
Tempur Sealy International, Inc.A	113,600	9,195,920
Toll Brothers, Inc.	299,870	11,455,034
TRI Pointe Group, Inc.A	732,404	12,245,795
Whirlpool Corp.	251,886	41,087,644

		180,183,537

Internet & Direct Marketing Retail - 0.01%
Duluth Holdings, Inc., Class BA B	62,400	461,136

Leisure Products - 0.25%
Malibu Boats, Inc., Class AA	199,223	11,710,328

Multiline Retail - 0.26%
Big Lots, Inc.	127,250	5,006,015
Dillard’s, Inc., Class AB	130,921	3,083,190
Kohl’s Corp.	133,679	2,545,248
Nordstrom, Inc.B	116,703	1,597,664

		12,232,117

Specialty Retail - 2.96%
Aaron’s, Inc.	321,025	16,751,085
American Eagle Outfitters, Inc.B	74,800	748,000
Asbury Automotive Group, Inc.A	78,781	7,889,917
AutoNation, Inc.A	272,565	13,993,487
Bed Bath & Beyond, Inc.B	233,511	2,526,589
Buckle, Inc.	115,996	1,859,416
Cato Corp., Class A	39,600	284,724
Designer Brands, Inc., Class A	106,100	627,051
Dick’s Sporting Goods, Inc.	55,397	2,527,211
Foot Locker, Inc.	15,200	446,728

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.94% (continued)
Consumer Discretionary - 12.90% (continued)
Specialty Retail - 2.96% (continued)
Genesco, Inc.A	37,000	$575,350
Group 1 Automotive, Inc.	280,195	23,541,984
Haverty Furniture Cos., Inc.	33,450	475,659
Hibbett Sports, Inc.A B	28,792	667,686
Lithia Motors, Inc., Class A	2,646	606,331
ODP Corp.	889,895	19,639,983
Penske Automotive Group, Inc.	237,598	10,649,142
Rent-A-Center, Inc.	160,173	4,632,203
Sally Beauty Holdings, Inc.A	376,846	4,375,182
Sonic Automotive, Inc., Class A	479,774	18,288,985
Tilly’s, Inc., Class A	73,700	442,937
Urban Outfitters, Inc.A	327,741	5,420,836
Zumiez, Inc.A	17,741	409,817

		137,380,303

Textiles, Apparel & Luxury Goods - 1.03%
Culp, Inc.	17,000	188,700
Deckers Outdoor Corp.A	13,854	2,898,950
Fossil Group, Inc.A B	73,000	241,630
G-III Apparel Group Ltd.A	262,917	2,600,249
Hanesbrands, Inc.B	795,234	11,236,656
Kontoors Brands, Inc.A B	7,608	145,769
Movado Group, Inc.	94,170	907,799
Oxford Industries, Inc.	108,927	4,677,325
Ralph Lauren Corp.	117,277	8,361,850
Rocky Brands, Inc.	12,200	277,550
Skechers USA, Inc., Class AA	265,981	7,787,924
Tapestry, Inc.	34,100	455,576
Unifi, Inc.A	37,518	448,715
Vera Bradley, Inc.A	106,500	467,003
Wolverine World Wide, Inc.	294,835	7,087,833

		47,783,529

Total Consumer Discretionary		598,018,781

Consumer Staples - 2.75%
Beverages - 0.01%
MGP Ingredients, Inc.	12,070	437,779

Food & Staples Retailing - 0.51%
Chefs’ Warehouse, Inc.A	269,596	3,108,442
Ingles Markets, Inc., Class A	53,697	2,161,304
Performance Food Group Co.A	465,234	13,035,857
SpartanNash Co.	188,344	3,959,932
Village Super Market, Inc., Class A	27,832	702,758
Weis Markets, Inc.	9,200	458,344

		23,426,637

Food Products - 1.81%
Calavo Growers, Inc.	85,243	4,924,488
Darling Ingredients, Inc.A	1,404,483	39,227,210
Fresh Del Monte Produce, Inc.	130,168	2,939,193
Hain Celestial Group, Inc.A B	278,026	9,447,324
J&J Snack Foods Corp.	31,597	3,890,539
Pilgrim’s Pride Corp.A	232,177	3,563,917
Seneca Foods Corp., Class AA	6,405	250,948

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.94% (continued)
Consumer Staples - 2.75% (continued)
Food Products - 1.81% (continued)
SunOpta, Inc.A B	2,995,678	$19,711,561

		83,955,180

Household Products - 0.16%
Central Garden & Pet Co., Class AA	82,847	2,870,649
Spectrum Brands Holdings, Inc.	88,256	4,779,945

		7,650,594

Personal Products - 0.19%
Edgewell Personal Care Co.A	147,066	4,395,803
Inter Parfums, Inc.	71,230	2,912,594
Nu Skin Enterprises, Inc., Class A	20,700	928,395
USANA Health Sciences, Inc.A	5,300	430,254

		8,667,046

Tobacco - 0.07%
Universal Corp.	82,338	3,471,370

Total Consumer Staples		127,608,606

Energy - 3.47%
Energy Equipment & Services - 1.20%
Cactus, Inc., Class A	355,645	8,044,690
ChampionX Corp.A	62,300	592,473
Dril-Quip, Inc.A	138,269	4,602,975
Frank’s International N.V.A	5,073,985	11,568,686
Helix Energy Solutions Group, Inc.A	2,145,077	8,987,873
Hoegh LNG Partners LP	20,491	211,057
KLX Energy Services Holdings, Inc.A B	28,125	281,250
Liberty Oilfield Services, Inc., Class AB	155,440	878,236
Matrix Service Co.A	109,242	956,414
National Oilwell Varco, Inc.	1,051,200	12,099,312
NexTier Oilfield Solutions, Inc.A	1,735,811	4,374,244
Oil States International, Inc.A	45,000	201,600
ProPetro Holding Corp.A	118,526	636,484
RPC, Inc.A B	143,300	425,601
Select Energy Services, Inc., Class AA	91,100	404,484
Solaris Oilfield Infrastructure, Inc., Class A	118,907	863,265
TechnipFMC PLC	29,100	233,673

		55,362,317

Oil, Gas & Consumable Fuels - 2.27%
Altus Midstream Co.B	116,207	1,575,767
Antero Midstream Corp.B	1,262,489	7,158,313
Berry Corp.	495,163	2,329,742
Bonanza Creek Energy, Inc.A	244,162	4,441,307
Brigham Minerals, Inc., Class A	30,521	338,173
Cimarex Energy Co.	98,699	2,414,177
CNX Resources Corp.A	495,663	4,783,148
CVR Energy, Inc.	140,883	2,704,953
Devon Energy Corp.	136,538	1,432,284
Diamond S Shipping Inc.A B	57,232	502,497
Earthstone Energy, Inc., Class AA B	240,137	631,560
Enerplus Corp.	666,668	1,653,337
EQT Corp.	693,960	10,076,299
Equitrans Midstream Corp.	1,581,000	15,256,650
Falcon Minerals Corp.	61,745	154,980
Frontline Ltd.B	112,948	903,584
Hess Midstream LP, Class A	100,144	1,741,504

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.94% (continued)
Energy - 3.47% (continued)
Oil, Gas & Consumable Fuels - 2.27% (continued)
International Seaways, Inc.	84,974	$1,467,501
Kosmos Energy Ltd.	2,529,208	4,072,025
Magnolia Oil & Gas Corp., Class AA	133,900	800,722
NACCO Industries, Inc., Class A	5,465	119,356
PDC Energy, Inc.A	303,375	4,326,127
Range Resources Corp.	2,913,265	18,819,692
Renewable Energy Group, Inc.A	114,423	3,155,786
REX American Resources Corp.A	6,501	443,043
Southwestern Energy Co.A	1,435,196	3,487,526
Talos Energy, Inc.A	25,144	171,231
World Fuel Services Corp.	440,319	10,360,706

		105,321,990

Total Energy		160,684,307

Financials - 25.37%
Banks - 13.90%
1st Source Corp.	13,256	439,039
Amalgamated Bank, Class A	45,834	529,383
Amerant Bancorp, Inc.A	33,998	453,873
Ameris Bancorp	21,079	486,398
Associated Banc-Corp	1,461,812	18,769,666
Banc of California, Inc.	91,233	978,018
BancorpSouth Bank	164,295	3,438,694
Bank of NT Butterfield & Son Ltd.	994,266	25,880,744
Bank OZK	240,545	5,785,107
BankUnited, Inc.	50,829	1,023,696
Banner Corp.	246,277	8,725,594
Bar Harbor Bankshares	20,094	399,469
Berkshire Hills Bancorp, Inc.	124,970	1,244,701
BOK Financial Corp.	12,800	712,960
Boston Private Financial Holdings, Inc.	802,506	4,722,748
Bridge Bancorp, Inc.	25,190	455,687
Brookline Bancorp, Inc.	150,233	1,441,486
Bryn Mawr Bank Corp.	16,586	431,899
Cadence BanCorp	153,621	1,199,780
Camden National Corp.	6,774	214,668
Cathay General Bancorp	511,442	12,366,668
Central Pacific Financial Corp.	251,186	3,908,454
CIT Group, Inc.	50,700	961,779
CNB Financial Corp.	13,200	215,556
Columbia Banking System, Inc.	399,249	11,550,274
Community Trust Bancorp, Inc.	21,473	657,289
ConnectOne Bancorp, Inc.	92,233	1,271,893
CrossFirst Bankshares, Inc.A B	23,400	214,578
Cullen/Frost Bankers, Inc.	85,069	6,130,072
Customers Bancorp, Inc.A	89,281	1,057,980
CVB Financial Corp.	179,711	3,247,378
Dime Community Bancshares, Inc.	77,453	909,685
Eagle Bancorp, Inc.	45,705	1,374,806
East West Bancorp, Inc.	263,779	9,142,580
Enterprise Financial Services Corp.	42,180	1,225,751
Equity Bancshares, Inc., Class AA	56,700	801,738
FB Financial Corp.	11,700	297,297
Financial Institutions, Inc.	24,188	357,257
First BanCorp	325,349	4,311,608
First Busey Corp.	63,883	1,092,399

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.94% (continued)
Financials - 25.37% (continued)
Banks - 13.90% (continued)
First Business Financial Services, Inc.	14,059	$209,057
First Citizens BancShares, Inc., Class A	9,819	4,181,618
First Financial Bancorp	52,267	727,295
First Financial Corp.	20,044	670,071
First Hawaiian, Inc.	1,246,447	21,663,249
First Horizon National Corp.	1,380,806	12,800,072
First Internet Bancorp	27,752	406,567
First Interstate BancSystem, Inc., Class A	233,866	6,807,839
First Merchants Corp.	52,483	1,282,160
First Mid Bancshares, Inc.	18,452	450,413
First Midwest Bancorp, Inc.	1,070,858	12,994,862
First of Long Island Corp.	37,600	560,616
Flushing Financial Corp.	82,339	912,316
FNB Corp.	1,408,408	10,436,303
Franklin Financial Network, Inc.	18,047	476,441
Fulton Financial Corp.	1,758,593	17,058,352
Great Southern Bancorp, Inc.	25,176	908,098
Great Western Bancorp, Inc.	71,459	928,967
Hancock Whitney Corp.	402,000	7,662,120
Hanmi Financial Corp.	105,353	972,408
Harborone Bancorp, Inc.A	454,089	3,932,411
Heartland Financial USA, Inc.	58,067	1,814,013
Heritage Commerce Corp.	353,643	2,397,700
Heritage Financial Corp.	230,041	4,351,226
Hilltop Holdings, Inc.	695,637	13,544,052
Home BancShares, Inc.	337,100	5,504,843
HomeTrust Bancshares, Inc.	13,693	197,453
Hope Bancorp, Inc.	397,567	3,351,490
Horizon Bancorp, Inc.	68,418	691,706
Independent Bank Group, Inc.	79,860	3,508,250
International Bancshares Corp.	189,252	5,757,046
Investors Bancorp, Inc.	2,023,743	16,432,793
Lakeland Bancorp, Inc.	125,190	1,274,434
Live Oak Bancshares, Inc.	59,077	1,004,900
Metropolitan Bank Holding Corp.A	15,100	446,658
Midland States Bancorp, Inc.	62,970	887,247
MidWestOne Financial Group, Inc.	23,116	417,937
National Bank Holdings Corp., Class A	318,676	8,852,819
Northrim BanCorp, Inc.	9,886	227,576
OceanFirst Financial Corp.	119,206	1,826,236
OFG Bancorp	1,899,617	24,846,990
Old National Bancorp	1,385,771	19,386,936
Origin Bancorp, Inc.	9,900	235,026
Orrstown Financial Services, Inc.	19,116	259,978
Pacific Premier Bancorp, Inc.	46,502	977,007
PacWest Bancorp	49,700	908,268
Park National Corp.	3,314	284,209
Peapack Gladstone Financial Corp.	42,622	693,886
People’s United Financial, Inc.	636,001	6,862,451
Peoples Bancorp, Inc.	10,800	216,756
Pinnacle Financial Partners, Inc.	253,266	10,034,399
Popular, Inc.	823,431	30,557,524
Preferred Bank	14,979	557,968
Prosperity Bancshares, Inc.	681,179	37,846,305
RBB Bancorp	34,627	443,226
Renasant Corp.	133,863	3,109,637
Republic Bancorp, Inc., Class A	38,038	1,149,508

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.94% (continued)
Financials - 25.37% (continued)
Banks - 13.90% (continued)
S&T Bancorp, Inc.	60,515	$1,301,073
Sandy Spring Bancorp, Inc.	9,885	228,541
Seacoast Banking Corp. of FloridaA	795,381	15,016,793
Sierra Bancorp	12,100	212,718
Simmons First National Corp., Class A	175,140	2,905,573
South Plains Financial, Inc.	17,100	228,456
South State Corp.	168,309	8,021,607
Southern National Bancorp of Virginia, Inc.	47,045	396,119
Sterling Bancorp	20,500	230,625
Synovus Financial Corp.	44,300	892,645
TCF Financial Corp.	437,535	12,027,837
Texas Capital Bancshares, Inc.A	911,856	30,291,856
TriCo Bancshares	7,820	218,960
TriState Capital Holdings, Inc.A	15,800	209,350
Trustmark Corp.	142,654	3,212,568
UMB Financial Corp.	370,148	18,433,370
Umpqua Holdings Corp.	3,163,222	34,320,959
United Bankshares, Inc.	151,853	3,996,771
United Community Banks, Inc.	482,949	8,659,276
Univest Financial Corp.	15,752	240,848
Valley National Bancorp	988,493	7,384,043
Veritex Holdings, Inc.	519,138	8,679,987
Washington Trust Bancorp, Inc.	15,500	516,770
Webster Financial Corp.	463,661	12,644,035
WesBanco, Inc.	251,250	4,982,288
West Bancorp, Inc.	16,320	267,811
Western Alliance Bancorp	188,030	6,759,678
Wintrust Financial Corp.	164,065	7,021,982

		644,630,879

Capital Markets - 2.91%
Affiliated Managers Group, Inc.	94,596	6,507,259
AllianceBernstein Holding LP, MLP	311,547	8,851,050
Artisan Partners Asset Management, Inc., Class A	14,540	526,784
BrightSphere Investment Group, Inc.A	185,931	2,498,913
Calamos Asset Management, Inc.A C D	268,616	—
Cohen & Steers, Inc.	76,585	4,608,885
Cowen, Inc., Class A	75,486	1,243,254
Evercore, Inc., Class A	763,334	42,212,370
Federated Hermes, Inc.	356,430	9,395,495
GAMCO Investors, Inc., Class A	9,055	106,759
Greenhill & Co., Inc.	61,652	738,591
Lazard Ltd., Class A	200,032	5,864,938
LPL Financial Holdings, Inc.	96,654	7,637,599
Oppenheimer Holdings, Inc., Class A	21,588	457,450
Piper Sandler Cos.	32,513	2,012,880
Sculptor Capital Management, Inc.B	3,435	42,697
Stifel Financial Corp.	653,914	31,701,751
Stonex Group, Inc.A	45,446	2,385,006
Victory Capital Holdings, Inc., Class AB	67,728	1,202,172
Virtus Investment Partners, Inc.	23,050	3,132,956
Waddell & Reed Financial, Inc., Class AB	236,029	3,443,663
Westwood Holdings Group, Inc.	20,960	238,106
WisdomTree Investments, Inc.	105,039	378,140

		135,186,718

Consumer Finance - 1.28%
Encore Capital Group, Inc.A	74,847	2,734,161

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.94% (continued)
Financials - 25.37% (continued)
Consumer Finance - 1.28% (continued)
EZCORP, Inc., Class AA B	62,171	$355,618
Navient Corp.	98,319	782,619
Nelnet, Inc., Class A	57,535	3,337,030
PRA Group, Inc.A	910,086	36,003,002
SLM Corp.	2,299,184	15,565,476
World Acceptance Corp.A B	8,009	595,069

		59,372,975

Diversified Financial Services - 0.19%
Banco Latinoamericano de Comercio Exterior S.A.	43,356	505,965
Jefferies Financial Group, Inc.	503,077	8,149,847

		8,655,812

Insurance - 4.49%
Ambac Financial Group, Inc.A	137,710	1,762,688
American Equity Investment Life Holding Co.	646,158	16,444,721
Argo Group International Holdings Ltd.	267,979	8,979,976
Axis Capital Holdings Ltd.	204,584	8,207,910
Brighthouse Financial, Inc.A	198,280	5,619,255
CNO Financial Group, Inc.	2,226,652	33,622,445
Employers Holdings, Inc.	99,550	3,237,366
Enstar Group Ltd.A	250,679	42,101,538
FBL Financial Group, Inc., Class A	25,606	890,577
First American Financial Corp.	117,622	5,999,898
Global Indemnity Ltd.	378,628	8,651,650
Hanover Insurance Group, Inc.	9,400	957,672
Horace Mann Educators Corp.	274,794	10,326,759
James River Group Holdings Ltd.	9,900	458,568
Kemper Corp.	187,035	14,685,988
MBIA, Inc.A	176,825	1,416,368
Mercury General Corp.	252,400	10,830,484
National Western Life Group, Inc., Class A	11,220	2,185,544
ProAssurance Corp.	59,167	869,755
Safety Insurance Group, Inc.	54,560	4,128,555
Selective Insurance Group, Inc.	148,309	8,059,111
State Auto Financial Corp.	12,000	186,120
Stewart Information Services Corp.	25,770	1,081,051
Third Point Reinsurance Ltd.A	112,397	875,573
United Fire Group, Inc.	5,000	126,850
Universal Insurance Holdings, Inc.	24,542	429,730
Unum Group	428,642	7,385,502
White Mountains Insurance Group Ltd.	9,928	8,737,931

		208,259,585

Mortgage Real Estate Investment Trusts (REITs) - 0.06%
Apollo Commercial Real Estate Finance, Inc.	24,800	230,640
Ares Commercial Real Estate Corp.	26,700	243,771
Colony Credit Real Estate, Inc.	103,156	649,883
Granite Point Mortgage Trust, Inc.B	35,000	237,650
Great Ajax Corp.	59,664	514,304
MFA Financial, Inc.	89,100	234,333
New York Mortgage Trust, Inc.	93,100	243,922
TPG RE Finance Trust, Inc.	28,200	244,776

		2,599,279

Thrifts & Mortgage Finance - 2.54%
Axos Financial, Inc.A	280,191	6,279,080
Bridgewater Bancshares, Inc.A	19,700	183,013
Essent Group Ltd.	454,819	16,296,165

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.94% (continued)
Financials - 25.37% (continued)
Thrifts & Mortgage Finance - 2.54% (continued)
Federal Agricultural Mortgage Corp., Class C	7,500	$446,325
Flagstar Bancorp, Inc.	125,143	3,926,987
FS Bancorp, Inc.	7,233	274,854
Hingham Institution for Savings	2,300	404,800
HomeStreet, Inc.	56,443	1,492,353
Luther Burbank Corp.	295,213	2,825,188
Merchants Bancorp	30,530	562,668
Meridian Bancorp, Inc.	22,457	256,122
MGIC Investment Corp.	4,773,021	39,472,884
New York Community Bancorp, Inc.	860,491	9,060,970
NMI Holdings, Inc., Class AA	428,900	6,656,528
Northfield Bancorp, Inc.	144,373	1,387,425
PennyMac Financial Services, Inc.	210,457	10,156,655
Premier Financial Corp.	26,300	464,984
Provident Financial Services, Inc.	48,200	657,930
Radian Group, Inc.	66,418	990,957
Southern Missouri Bancorp, Inc.	10,178	221,982
Sterling Bancorp, Inc.	141,556	431,746
Territorial Bancorp, Inc.	13,426	294,969
TrustCo Bank Corp.	75,487	437,070
Walker & Dunlop, Inc.	67,859	3,420,772
Washington Federal, Inc.	442,610	10,330,517
Waterstone Financial, Inc.	16,515	252,349
WSFS Financial Corp.	19,000	542,070

		117,727,363

Total Financials		1,176,432,611

Health Care - 4.99%
Biotechnology - 0.89%
Coherus Biosciences, Inc.A B	187,889	3,304,967
Emergent BioSolutions, Inc.A	182,782	20,332,670
Halozyme Therapeutics, Inc.A	125,012	3,399,076
United Therapeutics Corp.A	127,255	14,185,115

		41,221,828

Health Care Equipment & Supplies - 0.52%
Integer Holdings Corp.A	104,300	6,859,811
Invacare Corp.B	950,341	6,690,401
Natus Medical, Inc.A	156,092	2,900,189
NuVasive, Inc.A	138,247	7,899,434

		24,349,835

Health Care Providers & Services - 2.95%
Acadia Healthcare Co., Inc.A	205,822	6,135,554
AdaptHealth Corp.A	198,567	3,868,085
American Renal Associates Holdings, Inc.A	19,528	125,956
AMN Healthcare Services, Inc.A	391,124	21,488,352
Encompass Health Corp.	360,929	24,572,046
Hanger, Inc.A	735,705	12,845,409
LHC Group, Inc.A	107,134	20,902,915
Magellan Health, Inc.A	13,134	974,149
MEDNAX, Inc.A	285,429	5,702,871
R1 RCM, Inc.A	793,522	10,847,446
Select Medical Holdings Corp.A	984,320	18,741,453
Tenet Healthcare Corp.A	36,563	966,726

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.94% (continued)
Health Care - 4.99% (continued)
Health Care Providers & Services - 2.95% (continued)
Triple-S Management Corp., Class BA	487,700	$9,490,642

		136,661,604

Health Care Technology - 0.45%
Allscripts Healthcare Solutions, Inc.A	83,454	751,086
Evolent Health, Inc., Class AA	567,298	6,609,022
NextGen Healthcare, Inc.A	299,049	4,372,096
Omnicell, Inc.A	130,036	9,140,230

		20,872,434

Pharmaceuticals - 0.18%
Amneal Pharmaceuticals, Inc.A B	60,052	260,025
Innoviva, Inc.A	293,968	3,981,797
Pacira BioSciences, Inc.A	61,287	3,224,309
Taro Pharmaceutical Industries Ltd.A	13,198	858,002

		8,324,133

Total Health Care		231,429,834

Industrials - 17.97%
Aerospace & Defense - 0.82%
AAR Corp.	327,500	5,639,550
Aerojet Rocketdyne Holdings, Inc.A	305,852	12,616,395
AeroVironment, Inc.A	115,714	8,857,907
Curtiss-Wright Corp.	56,663	5,049,807
Kaman Corp.	75,727	2,990,459
Moog, Inc., Class A	20,670	1,110,393
National Presto Industries, Inc.	8,288	707,712
Vectrus, Inc.A	21,563	948,556

		37,920,779

Air Freight & Logistics - 0.76%
Air Transport Services Group, Inc.A	1,037,616	25,286,702
Atlas Air Worldwide Holdings, Inc.A	43,484	2,264,647
Echo Global Logistics, Inc.A	150,629	3,775,516
Hub Group, Inc., Class AA	69,635	3,683,691
Radiant Logistics, Inc.A	32,088	136,374

		35,146,930

Airlines - 0.27%
Allegiant Travel Co.	2,807	314,468
JetBlue Airways Corp.A	372,349	3,850,089
SkyWest, Inc.	194,630	5,120,715
Spirit Airlines, Inc.A	195,019	3,083,251

		12,368,523

Building Products - 2.48%
Advanced Drainage Systems, Inc.	50,876	2,492,924
Apogee Enterprises, Inc.	1,026,742	22,167,360
Armstrong Flooring, Inc.A	576,070	1,710,928
Builders FirstSource, Inc.A	788,150	18,671,273
Caesarstone Ltd.	136,250	1,562,788
Gibraltar Industries, Inc.A	410,853	21,249,317
Insteel Industries, Inc.	52,609	980,632
Masonite International Corp.A	11,112	937,297
Owens Corning	68,573	4,146,609
Resideo Technologies, Inc.A	912,364	12,116,194

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.94% (continued)
Industrials - 17.97% (continued)
Building Products - 2.48% (continued)
UFP Industries, Inc.	500,473	$29,137,538

		115,172,860

Commercial Services & Supplies - 0.58%
ACCO Brands Corp.	438,382	2,858,251
Deluxe Corp.	50,997	1,439,645
Ennis, Inc.	52,595	909,894
Harsco Corp.A	24,743	394,898
Herman Miller, Inc.	237,847	5,572,755
HNI Corp.	15,567	462,340
Interface, Inc.	115,680	923,126
Knoll, Inc.	280,397	3,283,449
Matthews International Corp., Class A	25,131	542,830
McGrath RentCorp	130,300	7,560,006
Quad/Graphics, Inc.	514,469	1,599,999
Steelcase, Inc., Class A	142,739	1,531,589

		27,078,782

Construction & Engineering - 2.91%
Aegion Corp.A	238,864	3,683,283
Arcosa, Inc.	9,200	388,424
Comfort Systems USA, Inc.	15,200	755,592
Construction Partners, Inc., Class AA B	353,687	5,853,520
Dycom Industries, Inc.A B	137,481	5,888,311
EMCOR Group, Inc.	453,899	31,092,081
Fluor Corp.	1,139,700	11,613,543
Granite Construction, Inc.B	298,866	5,068,767
MYR Group, Inc.A	21,050	771,903
Primoris Services Corp.	1,492,589	23,926,202
Quanta Services, Inc.	204,116	8,158,517
Sterling Construction Co., Inc.A	45,900	472,770
Tutor Perini Corp.A	84,531	994,930
Valmont Industries, Inc.	44,012	5,334,254
WillScot Mobile Mini Holdings Corp.A	2,063,494	31,076,220

		135,078,317

Electrical Equipment - 1.14%
Acuity Brands, Inc.	4,800	475,680
Atkore International Group, Inc.A	142,465	3,799,542
AZZ, Inc.	43,145	1,362,519
Encore Wire Corp.	398,369	19,994,140
EnerSys	215,831	14,516,793
GrafTech International Ltd.B	132,400	803,668
Preformed Line Products Co.	10,997	541,712
Regal Beloit Corp.	117,472	10,803,900
Thermon Group Holdings, Inc.A	47,997	650,359

		52,948,313

Machinery - 6.64%
Albany International Corp., Class A	27,788	1,336,047
Allison Transmission Holdings, Inc.	341,553	12,760,420
Altra Industrial Motion Corp.	19,014	650,849
Astec Industries, Inc.	165,608	7,367,900
Barnes Group, Inc.	3,785	139,553
Blue Bird Corp.A	54,317	680,592
Chart Industries, Inc.A	11,306	774,800
Colfax Corp.A	1,046,536	30,433,267
Crane Co.	62,973	3,562,383
Energy Recovery, Inc.A B	351,513	2,667,984

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.94% (continued)
Industrials - 17.97% (continued)
Machinery - 6.64% (continued)
Enerpac Tool Group Corp.	1,195,432	$22,593,665
EnPro Industries, Inc.	257,012	12,267,183
Federal Signal Corp.	1,163,311	35,957,943
Flowserve Corp.	23,100	643,797
Gorman-Rupp Co.	48,636	1,471,725
Graham Corp.	18,792	247,303
Greenbrier Cos., Inc.	1,504,244	38,704,198
Hillenbrand, Inc.	248,690	7,269,209
Hyster-Yale Materials Handling, Inc.	41,707	1,556,088
Kennametal, Inc.	1,233,889	33,265,647
Lindsay Corp.	60,324	5,849,618
Manitowoc Co., Inc.A	12,572	134,018
Meritor, Inc.A	291,630	6,634,583
Miller Industries, Inc.	239,383	6,786,508
Mueller Industries, Inc.	4,926	137,731
Mueller Water Products, Inc., Class A	46,920	474,830
Navistar International Corp.A	141,066	4,518,344
Oshkosh Corp.	250,302	19,703,773
REV Group, Inc.	51,892	337,298
Rexnord Corp.	253,484	7,343,431
Shyft Group, Inc.	301,600	5,694,208
Standex International Corp.	8,410	450,356
Terex Corp.	29,318	552,644
Timken Co.	413,263	18,869,589
TriMas Corp.A	196,385	4,595,409
Trinity Industries, Inc.B	272,379	5,319,562
Wabash National Corp.	543,198	6,187,025

		307,939,480

Marine - 0.15%
Costamare, Inc.	54,324	247,174
Matson, Inc.	182,043	6,630,006

		6,877,180

Professional Services - 0.71%
Barrett Business Services, Inc.	6,919	364,493
BG Staffing, Inc.	22,100	200,668
GP Strategies Corp.A	50,499	375,208
Heidrick & Struggles International, Inc.	59,082	1,195,229
Hudson Global, Inc.A	61,058	568,450
Huron Consulting Group, Inc.A	74,841	3,571,412
Kelly Services, Inc., Class A	83,501	1,236,650
Kforce, Inc.	16,600	478,744
Korn Ferry	635,288	17,851,593
ManpowerGroup, Inc.	74,769	5,143,359
Resources Connection, Inc.	62,487	706,103
TrueBlue, Inc.A	65,900	1,016,837

		32,708,746

Road & Rail - 0.38%
AMERCO	23,400	7,434,882
ArcBest Corp.	208,983	6,350,993
Covenant Logistics Group, Inc.A	930	15,671
Marten Transport Ltd.	98,505	2,622,203
Universal Logistics Holdings, Inc.	71,039	1,304,986

		17,728,735

Trading Companies & Distributors - 1.13%
Air Lease Corp.	306,890	8,046,656

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.94% (continued)
Industrials - 17.97% (continued)
Trading Companies & Distributors - 1.13% (continued)
Beacon Roofing Supply, Inc.A	12,559	$391,338
CAI International, Inc.A	16,182	278,492
DXP Enterprises, Inc.A	47,500	801,800
GATX Corp.B	35,515	2,166,060
GMS, Inc.A	148,105	3,470,100
MSC Industrial Direct Co., Inc., Class A	86,692	5,722,539
Rush Enterprises, Inc., Class A	467,655	22,251,025
Textainer Group Holdings Ltd.A	50,338	424,853
Titan Machinery, Inc.A	30,860	335,294
Triton International Ltd.	224,395	7,061,711
WESCO International, Inc.A	33,889	1,317,265

		52,267,133

Total Industrials		833,235,778

Information Technology - 14.38%
Communications Equipment - 1.24%
Calix, Inc.A	359,518	7,373,714
Casa Systems, Inc.A	260,887	1,463,576
Ciena Corp.A	541,720	32,237,757
CommScope Holding Co., Inc.A	337,869	3,135,424
Comtech Telecommunications Corp.	57,800	949,076
Digi International, Inc.A	24,279	294,262
EchoStar Corp., Class AA	145,336	3,967,673
NETGEAR, Inc.A	261,487	8,040,725

		57,462,207

Electronic Equipment, Instruments & Components - 5.83%
Arrow Electronics, Inc.A	672,220	48,144,396
Avnet, Inc.	466,472	12,464,132
Belden, Inc.	205,820	6,503,912
Benchmark Electronics, Inc.	106,629	2,170,967
Coherent, Inc.A	89,457	12,419,315
ePlus, Inc.A	6,100	454,694
FabrinetA	282,727	20,534,462
FARO Technologies, Inc.A	451,419	27,008,399
FLIR Systems, Inc.	226,004	9,415,327
II-VI, Inc.A B	889,969	45,139,228
Insight Enterprises, Inc.A	130,866	6,522,362
Itron, Inc.A	159,615	11,102,819
Jabil, Inc.	181,850	6,339,291
Kimball Electronics, Inc.A	68,576	910,689
Methode Electronics, Inc.	132,182	3,727,532
PC Connection, Inc.	22,210	970,577
Rogers Corp.A	204,976	24,431,090
Sanmina Corp.A	494,075	14,664,146
ScanSource, Inc.A	253,260	5,812,317
TTM Technologies, Inc.A	37,891	466,438
Vishay Intertechnology, Inc.	706,999	11,092,814

		270,294,907

IT Services - 2.37%
Cardtronics PLC, Class AA	14,765	329,703
Cass Information Systems, Inc.	23,600	845,588
CSG Systems International, Inc.	333,710	14,059,202
Euronet Worldwide, Inc.A	252,000	24,227,280
ExlService Holdings, Inc.A	148,600	9,519,316
KBR, Inc.	1,442,022	32,070,569

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.94% (continued)
Information Technology - 14.38% (continued)
IT Services - 2.37% (continued)
MAXIMUS, Inc.	37,787	$2,804,173
NIC, Inc.	249,013	5,458,365
Science Applications International Corp.	69,586	5,565,488
Sykes Enterprises, Inc.A	144,093	3,956,794
Virtusa Corp.A	267,476	10,859,526

		109,696,004

Semiconductors & Semiconductor Equipment - 4.13%
Advanced Energy Industries, Inc.A	80,426	5,916,941
Amkor Technology, Inc.A	36,939	502,186
Brooks Automation, Inc.	737,891	40,178,165
ChipMOS Technologies, Inc., ADRB	135,881	2,960,847
Cohu, Inc.	1,301,360	24,504,609
Diodes, Inc.A	1,411,345	72,613,700
First Solar, Inc.A	159,546	9,500,964
MKS Instruments, Inc.	34,615	4,411,336
NVE Corp.	4,700	254,928
Photronics, Inc.A	1,909,518	22,685,074
Semtech Corp.A	140,561	7,833,464

		191,362,214

Software - 0.79%
Cloudera, Inc.A B	1,018,046	11,473,379
Ebix, Inc.B	40,546	894,242
J2 Global, Inc.A	46,970	2,664,138
Mimecast Ltd.A	183,984	8,634,369
Progress Software Corp.	178,555	6,224,427
Verint Systems, Inc.A	149,268	6,700,641
Xperi Holding Corp.	16,200	298,728

		36,889,924

Technology Hardware, Storage & Peripherals - 0.02%
Super Micro Computer, Inc.A	33,100	1,003,095

Total Information Technology		666,708,351

Materials - 5.43%
Chemicals - 1.62%
AdvanSix, Inc.A	47,819	595,347
American Vanguard Corp.	50,996	686,406
Avient Corp.	6,969	166,559
Cabot Corp.	557,025	20,320,272
Chase Corp.	27,643	2,779,780
Chemours Co.	435,153	8,063,385
Ferro Corp.A	29,531	345,217
FutureFuel Corp.	36,100	475,798
HB Fuller Co.	11,230	509,168
Huntsman Corp.	630,463	11,663,566
Ingevity Corp.A	9,626	562,929
Kraton Corp.A	128,396	1,688,407
Kronos Worldwide, Inc.	47,781	537,058
Livent Corp.A	1,057,149	6,628,324
Minerals Technologies, Inc.	209,479	9,820,376
Stepan Co.	47,021	5,134,693
Tredegar Corp.	25,800	409,704
Trinseo S.A.	38,700	839,790
Tronox Holdings PLC, Class AA	454,488	3,463,199

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.94% (continued)
Materials - 5.43% (continued)
Chemicals - 1.62% (continued)
Westlake Chemical Partners LP	12,200	$233,264

		74,923,242

Construction Materials - 0.14%
Eagle Materials, Inc.	72,961	5,853,661
Summit Materials, Inc., Class AA	28,666	421,964

		6,275,625

Containers & Packaging - 0.29%
Graphic Packaging Holding Co.	746,500	10,406,210
Greif, Inc., Class A	90,029	3,132,109

		13,538,319

Metals & Mining - 3.04%
Alamos Gold, Inc., Class A	1,427,553	15,132,062
Allegheny Technologies, Inc.A	2,386,342	20,737,312
Carpenter Technology Corp.	473,431	10,585,917
Cleveland-Cliffs, Inc.B	120,444	623,900
Coeur Mining, Inc.A	1,455,938	11,545,588
Commercial Metals Co.	640,856	13,252,902
Compass Minerals International, Inc.	13,424	683,818
Elah Holdings, Inc.A	3,535	160,666
Ferroglobe PLCA	2,803,168	1,359,536
Ferroglobe Representation & Warranty InsuranceA C D	2,123,070	—
Hecla Mining Co.	1,255,254	6,929,002
Kaiser Aluminum Corp.	9,947	616,217
Materion Corp.	354,511	20,356,022
Pan American Silver Corp.	259,850	9,707,996
Schnitzer Steel Industries, Inc., Class A	563,124	10,361,482
Steel Dynamics, Inc.	567,193	15,546,760
Warrior Met Coal, Inc.	177,188	2,820,833
Worthington Industries, Inc.	18,446	690,249

		141,110,262

Paper & Forest Products - 0.34%
Boise Cascade Co.	159,099	7,412,423
Domtar Corp.	227,876	4,783,117
Mercer International, Inc.	59,038	439,833
PH Glatfelter Co.	27,701	441,277
Schweitzer-Mauduit International, Inc.	83,649	2,721,102

		15,797,752

Total Materials		251,645,200

Real Estate - 4.56%
Equity Real Estate Investment Trusts (REITs) - 4.26%
Agree Realty Corp.	132,678	8,885,446
Alexander’s, Inc.	2,700	679,833
Apple Hospitality REIT, Inc.	249,669	2,202,081
Brandywine Realty Trust	1,471,267	15,933,822
CareTrust REIT, Inc.	303,028	5,460,565
Colony Capital, Inc.B	1,487,584	2,856,161
CoreCivic, Inc.	322,235	2,871,114
DiamondRock Hospitality Co.	801,239	3,701,724
Equity Commonwealth	240,027	7,577,652
GEO Group, Inc.	11,143	118,450
Industrial Logistics Properties Trust	175,649	3,707,950
Kite Realty Group Trust	292,819	2,890,124
Lexington Realty Trust	2,381,592	27,626,467
Outfront Media, Inc.	449,853	6,482,382

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.94% (continued)
Real Estate - 4.56% (continued)
Equity Real Estate Investment Trusts (REITs) - 4.26% (continued)
Pebblebrook Hotel Trust	65,500	$694,300
Physicians Realty Trust	641,121	11,565,823
Piedmont Office Realty Trust, Inc., Class A	789,404	12,796,239
PotlatchDeltic Corp.	421,690	18,052,549
Rayonier, Inc.	264,045	7,335,170
Retail Opportunity Investments Corp.	331,015	3,598,133
RLJ Lodging Trust	15,116	121,079
Ryman Hospitality Properties, Inc.	314,607	10,073,716
Seritage Growth Properties, Class AA B	1,162,645	10,824,225
STAG Industrial, Inc.	160,139	5,220,531
Sunstone Hotel Investors, Inc.	806,307	6,031,176
Terreno Realty Corp.	137,828	8,374,429
Urban Edge Properties	600,816	6,296,552
Weingarten Realty Investors	315,490	5,382,259

		197,359,952

Real Estate Management & Development - 0.30%
Cushman & Wakefield PLCA B	10,992	117,615
Newmark Group, Inc., Class A	750,232	3,053,444
Realogy Holdings Corp.B	305,688	2,769,533
RMR Group, Inc., Class A	278,400	8,006,784

		13,947,376

Total Real Estate		211,307,328

Utilities - 2.43%
Electric Utilities - 0.95%
ALLETE, Inc.	179,019	10,615,827
Otter Tail Corp.	52,567	2,010,688
PNM Resources, Inc.	167,705	7,082,182
Portland General Electric Co.	553,942	24,445,460

		44,154,157

Gas Utilities - 0.53%
Chesapeake Utilities Corp.	71,322	6,025,996
South Jersey Industries, Inc.	39,694	926,061
Southwest Gas Holdings, Inc.	224,422	15,628,748
Spire, Inc.	14,499	894,008
Star Group LP	50,519	475,889
Suburban Propane Partners LP, MLP	65,071	862,841

		24,813,543

Independent Power & Renewable Electricity Producers - 0.24%
Clearway Energy, Inc., Class C	444,292	10,902,926

Multi-Utilities - 0.71%
Avista Corp.	477,332	17,723,337
NorthWestern Corp.	266,202	14,976,525

		32,699,862

Total Utilities		112,570,488

Total Common Stocks (Cost $4,464,164,760)		4,447,895,900

SHORT-TERM INVESTMENTS - 4.24%
Investment Companies - 4.05%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.02%E F	187,743,177	187,743,177

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Principal Amount	Fair Value
U.S. Treasury Obligations - 0.19%
U.S. Treasury Bill, 1.548%, Due 8/6/2020G	$8,800,000	$8,799,934

Total Short-Term Investments (Cost $196,541,325)		196,543,111

	Shares
SECURITIES LENDING COLLATERAL - 0.56% (Cost $25,995,447)
Investment Companies - 0.56%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.02%E F	25,995,447	25,995,447

TOTAL INVESTMENTS - 100.74% (Cost $4,686,701,532)		4,670,434,458
LIABILITIES, NET OF OTHER ASSETS - (0.74%)		(34,184,571)

TOTAL NET ASSETS - 100.00%		$4,636,249,887

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S.Treasuries, at July 31, 2020.
C	Value was determined using significant unobservable inputs.
D	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $0 or 0.00% of net assets.
E	The Fund is affiliated by having the same investment advisor.
F	7-day yield.
G	This security or a piece thereof is held as segregated collateral.

ADR - American Depositary Receipt.

LP - Limited Partnership.

MLP - Master Limited Partnership.

PLC - Public Limited Company.

Long Futures Contracts Open on July 31, 2020:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index Futures	2,490	September 2020	$180,070,486	$183,986,100	$3,915,614

			$180,070,486	$183,986,100	$3,915,614

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2020, the investments were classified as described below:

Small Cap Value Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$4,447,895,900	$—	$0	(1)	$4,447,895,900
Short-Term Investments	187,743,177	8,799,934	—		196,543,111
Securities Lending Collateral	25,995,447	—	—		25,995,447

Total Investments in Securities - Assets	$4,661,634,524	$8,799,934	$—		$4,670,434,458

Financial Derivative Instruments - Assets
Futures Contracts	$3,915,614	$—	$—		$3,915,614

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

Total Financial Derivative Instruments – Assets	$3,915,614	$—	$—	$3,915,614

(1)	Investment held in the Fund’s Portfolio with $0 fair value.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2020, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 10/31/2019		Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 7/31/2020		Unrealized Appreciation (Depreciation) at Period end**
Common Stocks	$0	(1)	$—	$—	$—	$—	$—	$—	$—	$0	(1)	$—

**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
(1)	Investment held in the Fund’s Portfolio with $0 fair value.

The table represents two common stocks classified as Level 3. One common stock is beneficial interest units in a representation and warranty insurance trust. The second common stock is a placeholder for potential payments from completion of litigation settlement process. Both securities have been fair valued at $0 due to limited market transparency.

See accompanying notes

American Beacon Tocqueville International Value FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value
Australia - 1.79% (Cost $5,229,283)
Common Stocks - 1.79%
BHP Group Ltd., Sponsored ADRA	127,200	$6,721,248

Belgium - 2.58% (Cost $9,608,213)
Common Stocks - 2.58%
Groupe Bruxelles Lambert S.A.B	111,712	9,683,521

Canada - 1.83% (Cost $8,793,216)
Common Stocks - 1.83%
Nutrien Ltd.	210,800	6,869,972

China - 5.00%
Common Stocks - 5.00%
Alibaba Group Holding Ltd., Sponsored ADRC	37,365	9,379,362
Tencent Holdings Ltd., ADR	137,700	9,431,073

Total Common Stocks		18,810,435

Total China (Cost $12,825,660)		18,810,435

Finland - 1.92% (Cost $7,662,756)
Common Stocks - 1.92%
Nokia OYJ, Sponsored ADRA	1,513,600	7,235,008

France - 15.41%
Common Stocks - 15.41%
Bollore S.A.B	2,584,104	8,656,906
Bureau Veritas S.A.B C	451,598	9,901,134
Danone S.A.B	131,800	8,805,399
EssilorLuxottica S.A.B C	41,500	5,513,682
Lagardere SCAA B C	279,000	4,240,090
SanofiB	108,081	11,298,983
Vivendi S.A.B	359,300	9,519,972

Total Common Stocks		57,936,166

Total France (Cost $56,794,463)		57,936,166

Germany - 22.92%
Common Stocks - 20.22%
adidas AGB C	28,000	7,745,809
Brenntag AGB	72,200	4,446,587
Continental AGB	43,000	4,199,111
Duerr AGB	232,782	6,372,036
GEA Group AGB	163,464	5,886,654
Infineon Technologies AGB	416,900	10,419,869
KION Group AGB	95,000	7,314,212
MTU Aero Engines AGB C	25,300	4,400,319
Siemens AG, Sponsored ADR	187,200	11,904,048
Software AGB	178,500	8,327,853
Wacker Neuson SEB C	284,000	5,018,956

Total Common Stocks		76,035,454

Preferred Stocks - 2.70%
Henkel AG & Co. KGaAB D	103,200	10,167,496

Total Germany (Cost $75,455,303)		86,202,950

Ireland - 2.96% (Cost $10,410,315)
Common Stocks - 2.96%
CRH PLCB	310,375	11,130,804

See accompanying notes

American Beacon Tocqueville International Value FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value
Japan - 19.31%
Common Stocks - 19.31%
Amano Corp.B	424,903	$8,019,273
FANUC Corp.B	64,800	10,888,896
Hitachi Ltd.B	299,968	8,904,431
Hoya Corp.B	71,100	7,015,740
Kao Corp.B	86,200	6,252,738
Makita Corp.B	289,100	11,125,251
Rohm Co., Ltd.A B	90,100	5,737,837
Sony Corp., Sponsored ADR	115,100	8,973,196
Tokyo Broadcasting System Holdings, Inc.B	374,300	5,668,955

Total Common Stocks		72,586,317

Total Japan (Cost $64,537,977)		72,586,317

Republic of Korea - 3.43% (Cost $9,540,375)
Preferred Stocks - 3.43%
Samsung Electronics Co., Ltd.B D	309,400	12,889,096

Spain - 1.60% (Cost $8,479,117)
Common Stocks - 1.60%
Applus Services S.A.B C	774,700	6,023,396

Switzerland - 7.11%
Common Stocks - 7.11%
Alcon, Inc.A C	99,700	5,980,006
Dufry AGB C	72,800	1,859,520
Novartis AG, Sponsored ADR	107,750	8,850,585
Roche Holding AGB	29,000	10,034,245

Total Common Stocks		26,724,356

Total Switzerland (Cost $22,794,467)		26,724,356

Taiwan - 0.55% (Cost $1,158,352)
Common Stocks - 0.55%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	26,100	2,059,029

United Kingdom - 8.76%
Common Stocks - 8.76%
Diageo PLC, Sponsored ADR	40,500	5,963,220
IMI PLCB	460,800	6,311,612
Smiths Group PLCB	587,445	10,486,354
Unilever N.V.	172,000	10,153,160

Total Common Stocks		32,914,346

Total United Kingdom (Cost $30,203,234)		32,914,346

United States - 1.07% (Cost $4,472,568)
Common Stocks - 1.07%
Bunge Ltd.	93,000	4,039,920

SHORT-TERM INVESTMENTS - 2.74% (Cost $10,298,562)
Investment Companies - 2.74%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.02%E F	10,298,562	10,298,562

SECURITIES LENDING COLLATERAL - 0.83% (Cost $3,128,246)
Investment Companies - 0.83%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.02%E F	3,128,246	3,128,246

See accompanying notes

American Beacon Tocqueville International Value FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

Fair Value
TOTAL INVESTMENTS - 99.81% (Cost $341,392,107)	$375,253,372
OTHER ASSETS, NET OF LIABILITIES - 0.19%	710,513

TOTAL NET ASSETS - 100.00%	$375,963,885

Percentages are stated as a percent of net assets.

A	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at July 31, 2020.
B	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $264,266,737 or 70.29% of net assets.
C	Non-income producing security.
D	A type of Preferred Stock that has no maturity date.
E	The Fund is affiliated by having the same investment advisor.
F	7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2020, the investments were classified as described below:

Tocqueville International Value Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$6,721,248	$—	$—	$6,721,248
Belgium	—	9,683,521	—	9,683,521
Canada	6,869,972	—	—	6,869,972
China	18,810,435	—	—	18,810,435
Finland	7,235,008	—	—	7,235,008
France	—	57,936,166	—	57,936,166
Germany	11,904,048	64,131,406	—	76,035,454
Ireland	—	11,130,804	—	11,130,804
Japan	8,973,196	63,613,121	—	72,586,317
Spain	—	6,023,396	—	6,023,396
Switzerland	14,830,591	11,893,765	—	26,724,356
Taiwan	2,059,029	—	—	2,059,029
United Kingdom	16,116,380	16,797,966	—	32,914,346
Foreign Preferred Stocks
Germany	—	10,167,496	—	10,167,496
Republic of Korea	—	12,889,096	—	12,889,096
Common Stocks
United States	4,039,920	—	—	4,039,920
Short-Term Investments	10,298,562	—	—	10,298,562
Securities Lending Collateral	3,128,246	—	—	3,128,246

Total Investments in Securities - Assets	$110,986,635	$264,266,737	$—	$375,253,372

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2020 (Unaudited)

Organization

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. As of July 31, 2020, the Trust consists of twenty-seven active series, seven of which are presented in this filing: American Beacon Balanced Fund, American Beacon Garcia Hamilton Quality Bond Fund, American Beacon International Equity Fund, American Beacon Large Cap Value Fund, American Beacon Mid-Cap Value Fund, American Beacon Small Cap Value Fund, and American Beacon Tocqueville International Value Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. The remaining twenty active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31,2022. At this time, management is evaluating the implications of these changes on the financial statements.

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2020 (Unaudited)

rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2020 (Unaudited)

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2020 (Unaudited)

OTC financial derivative instruments, such as forward foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2020 (Unaudited)

domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedules of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of July 31, 2020, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Balanced	$2,469,482	$1,215,168	$1,363,890	$2,579,058
International Equity	7,332,572	7,818,363	412,705	8,231,068
Large Cap Value	32,774,330	14,792,713	19,644,763	34,437,476
Mid-Cap Value	6,737,754	—	6,957,634	6,957,634
Small Cap Value	115,338,499	25,995,447	94,162,594	120,158,041
Tocqueville International Value	16,543,734	3,128,246	14,127,307	17,255,553

Cash collateral is listed on the Funds’ Schedules of Investments.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2020 (Unaudited)

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities. Each of the tax years in the four year period ended October 31, 2019 remains subject to examination by the Internal Revenue Service.

Cost of Investments for Federal Income Tax Purposes

As of July 31, 2020, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Balanced	$179,918,335	$17,911,249	$(15,342,870)	$2,568,379
Garcia Hamilton Quality Bond	360,213,862	7,342,707	(7,067)	7,335,640
International Equity	2,476,716,917	215,562,803	(367,064,922)	(151,502,119)
Large Cap Value	3,887,228,963	611,349,380	(402,640,873)	208,708,507
Mid-Cap Value	324,707,536	35,236,086	(54,297,750)	(19,061,664)
Small Cap Value	4,686,701,532	652,235,017	(668,502,091)	(16,267,074)
Tocqueville International Value	341,392,107	50,031,817	(16,170,552)	33,861,265

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of October 31, 2019, the Funds had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Garcia Hamilton Quality Bond	$1,724,644	$1,129,443
International Equity	26,829,245	31,461,217
Mid-Cap Value	18,737,756	—
Tocqueville International Value	4,700,350	—

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive office and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: September 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: September 28, 2020

By:	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: September 28, 2020